UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: April 30, 2016

Michael W. Stockton

The Income Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Income Fund of America®
Investment portfolio
April 30, 2016
unaudited
Common stocks 70.35% Industrials 9.61%	Shares	Value (000)
General Electric Co.	72,810,000	$2,238,907
Lockheed Martin Corp.	8,119,400	1,886,786
BAE Systems PLC[1]	131,426,883	918,311
Waste Management, Inc.	12,981,128	763,160
Ryanair Holdings PLC (ADR)	6,452,401	522,322
Norfolk Southern Corp.	5,000,000	450,550
Hubbell Inc., Class B2	3,430,000	362,757
KONE Oyj, Class B1	7,723,000	352,588
PACCAR Inc	5,952,500	350,662
Boeing Co.	2,540,000	342,392
Caterpillar Inc.	3,502,000	272,175
R.R. Donnelley & Sons Co.[2]	13,345,400	232,210
Edenred SA1	11,360,000	223,658
Macquarie Infrastructure Corp.	2,490,000	175,271
Abertis Infraestructuras, SA, Class A1	6,572,726	111,122
Geberit AG1	127,000	48,791
Douglas Dynamics, Inc.[2]	1,444,000	33,082
United Technologies Corp.	296,782	30,975
CEVA Group PLC[1,2,3,4]	35,229	14,091
Atrium Corp.[1,3,4]	1,807	2
		9,329,812
Financials 9.45%
JPMorgan Chase & Co.	23,673,157	1,496,144
CME Group Inc., Class A	10,140,400	932,004
Wells Fargo & Co.	17,545,915	876,945
Crown Castle International Corp.	9,899,000	860,025
Digital Realty Trust, Inc.[2]	7,635,000	671,727
Public Storage	2,125,000	520,221
Iron Mountain Inc.[2]	13,724,780	501,366
Prologis, Inc.	10,195,000	462,955
Toronto-Dominion Bank (CAD denominated)	7,805,000	347,421
Lamar Advertising Co., Class A	5,253,322	325,916
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	64,651,312	322,951
PacWest Bancorp	5,868,000	234,603
BlackRock, Inc.	600,000	213,798
Outfront Media Inc.[2]	9,064,824	196,616
Link Real Estate Investment Trust[1]	19,651,812	119,031
Equity Residential	1,575,000	107,210
Camden Property Trust	1,270,300	102,551
Sun Hung Kai Properties Ltd.[1]	7,850,234	98,359
Simon Property Group, Inc.	470,100	94,570
Apollo Global Management, LLC, Class A	5,479,700	92,662
Umpqua Holdings Corp.	5,541,365	87,720
New York Community Bancorp, Inc.	5,490,000	82,515
Fibra Uno Administración, SA de CV	34,500,000	82,136
Redwood Trust, Inc.[2]	5,444,717	70,564
The Income Fund of America — Page 1 of 38

unaudited
Common stocks Financials (continued)	Shares	Value (000)
AXA SA1	2,685,000	$67,744
Allianz SE1	350,000	59,361
Svenska Handelsbanken AB, Class A1	2,880,000	38,310
City Holding Co.	741,000	36,398
Foxtons Group PLC[1]	13,689,000	28,952
Prudential PLC[1]	1,078,000	21,325
HSBC Holdings PLC (HKD denominated)[1]	2,282,134	15,152
Weyerhaeuser Co.[4]	164,405	5,281
		9,172,533
Consumer staples 8.87%
Procter & Gamble Co.	17,386,700	1,393,022
Coca-Cola Co.	28,746,000	1,287,821
Philip Morris International Inc.	12,805,004	1,256,427
Reynolds American Inc.	20,846,668	1,033,995
Altria Group, Inc.	12,191,000	764,498
British American Tobacco PLC[1]	11,758,200	717,564
Kellogg Co.	5,550,000	426,295
Nestlé SA1	4,395,000	327,229
Hershey Co.	3,000,000	279,330
Kimberly-Clark Corp.	2,100,000	262,899
General Mills, Inc.	4,170,000	255,788
Costco Wholesale Corp.	1,630,000	241,452
Campbell Soup Co.	3,850,000	237,583
Kraft Heinz Co.	1,628,000	127,098
		8,611,001
Information technology 8.03%
Microsoft Corp.	56,053,209	2,795,374
Intel Corp.	51,876,100	1,570,808
Texas Instruments Inc.	15,550,000	886,972
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	169,409,000	776,231
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,709,700	40,332
Analog Devices, Inc.	14,116,091	795,018
KLA-Tencor Corp.	3,700,290	258,798
Maxim Integrated Products, Inc.	7,046,000	251,683
Cisco Systems, Inc.	6,000,000	164,940
Paychex, Inc.	2,785,500	145,180
Quanta Computer Inc.[1]	33,916,655	54,531
Diebold, Inc.	1,325,000	34,808
Corporate Risk Holdings I, Inc.[1,2,4]	2,205,215	21,545
Corporate Risk Holdings Corp.[1,2,4]	11,149	—
		7,796,220
Health care 7.57%
Merck & Co., Inc.	45,448,227	2,492,381
Pfizer Inc.	43,625,000	1,426,974
GlaxoSmithKline PLC[1]	64,296,000	1,368,974
AstraZeneca PLC[1]	10,916,583	627,841
Bristol-Myers Squibb Co.	7,889,000	569,428
Eli Lilly and Co.	5,674,000	428,557
Novartis AG1	2,355,000	179,820
Novartis AG (ADR)	500,000	37,985
The Income Fund of America — Page 2 of 38

unaudited
Common stocks Health care (continued)	Shares	Value (000)
AbbVie Inc.	3,500,000	$213,500
Rotech Healthcare Inc.[1,2,4]	543,172	1,553
		7,347,013
Consumer discretionary 5.99%
McDonald’s Corp.	16,300,815	2,061,890
Target Corp.	12,143,000	965,368
Home Depot, Inc.	5,595,000	749,115
General Motors Co.	14,742,512	468,812
Hasbro, Inc.	3,516,373	297,626
Marks and Spencer Group PLC[1]	40,000,000	248,019
Time Warner Cable Inc.	1,050,000	222,716
Starwood Hotels & Resorts Worldwide, Inc.	2,650,000	216,982
ProSiebenSat.1 Media SE1	3,345,000	170,582
SES SA, Class A (FDR)[1]	4,870,000	132,922
Compass Group PLC[1]	7,411,761	132,267
Sands China Ltd.[1]	16,678,600	59,439
Cooper-Standard Holdings Inc.[4]	457,000	35,239
Nokian Renkaat Oyj[1]	911,500	33,583
TopBuild Corp.[4]	649,777	20,286
Adelphia Recovery Trust, Series ACC-1[1,4]	9,913,675	20
		5,814,866
Energy 4.72%
Chevron Corp.	10,920,000	1,115,806
Spectra Energy Corp	26,735,500	836,019
ConocoPhillips	16,069,562	767,964
Royal Dutch Shell PLC, Class B1	15,022,147	394,437
Royal Dutch Shell PLC, Class B (ADR)	6,196,000	330,556
BP PLC[1]	109,850,000	605,930
Coal India Ltd.[1]	59,400,000	257,113
Helmerich & Payne, Inc.	2,879,000	190,360
Keyera Corp.	2,665,400	85,844
Ascent Resources - Utica, LLC, Class A1,4	86,629,567	—
		4,584,029
Telecommunication services 4.34%
Verizon Communications Inc.	33,932,921	1,728,543
Telstra Corp. Ltd.[1]	178,821,533	728,245
Vodafone Group PLC[1]	133,700,000	432,372
Vodafone Group PLC (ADR)	1,000,000	32,740
AT&T Inc.	9,720,000	377,330
BT Group PLC[1]	42,570,000	276,598
TalkTalk Telecom Group PLC[1,2]	58,421,891	228,031
NTT DoCoMo, Inc.[1]	8,090,000	190,890
Orange[1]	9,000,000	149,455
NII Holdings, Inc., Class B2,4	7,979,269	42,131
Mobile TeleSystems OJSC (ADR)	2,270,000	21,020
		4,207,355
Materials 3.77%
Dow Chemical Co.	18,957,976	997,379
E.I. du Pont de Nemours and Co.	14,953,953	985,615
LyondellBasell Industries NV	5,230,000	432,364
Air Products and Chemicals, Inc.	2,048,886	298,912
The Income Fund of America — Page 3 of 38

unaudited
Common stocks Materials (continued)	Shares	Value (000)
BASF SE1	3,500,000	$289,359
Rio Tinto PLC[1]	6,718,000	225,663
WestRock Co.	5,374,832	224,937
Potash Corp. of Saskatchewan Inc.	6,400,000	113,408
Amcor Ltd.[1]	7,785,000	91,081
Warrior Met Coal, LLC, Class B1,3,4	45,477	3,638
		3,662,356
Utilities 3.30%
Power Assets Holdings Ltd.[1]	73,605,500	697,727
Duke Energy Corp.	7,304,999	575,488
Dominion Resources, Inc.	7,335,000	524,232
DTE Energy Co.	5,170,000	460,957
EDP - Energias de Portugal, SA1	91,826,149	326,601
HK Electric Investments and HK Electric Investments Ltd., units[1]	230,870,000	207,667
National Grid PLC[1]	11,900,000	169,850
SSE PLC[1]	6,800,005	150,324
Ratchaburi Electricity Generating Holding PCL[1]	35,748,000	51,629
PG&E Corp.	653,607	38,040
		3,202,515
Miscellaneous 4.70%
Other common stocks in initial period of acquisition		4,559,370
Total common stocks (cost: $53,931,798,000)		68,287,070
Preferred securities 0.48% Financials 0.48%
Citigroup Inc. 7.875% preferred	2,637,610	68,973
Citigroup Inc., Series K, depositary shares	2,463,848	67,978
Vornado Realty Trust, Series I, 6.625%	3,380,000	87,474
U.S. Bancorp, Series G, noncumulative convertible preferred	2,270,400	59,961
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	2,000,000	57,820
Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	1,600,000	42,128
HSBC Holdings PLC, Series 2, 8.00%	1,505,000	39,883
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	1,200,000	30,156
Morgan Stanley, Series I, depositary shares	272,400	7,224
Total preferred securities (cost: $436,429,000)		461,597
Rights & warrants 0.00% Energy 0.00%
Gener8 Maritime, Inc., warrants, expire 2017[1,3,4]	8,514	—
Total rights & warrants (cost: $2,171,000)		—
Convertible stocks 0.64% Financials 0.21%
American Tower Corp., Series B, 5.5% depository share, convertible preferred 2018	1,375,000	142,560
American Tower Corp., Series A, convertible preferred	600,000	63,684
		206,244
The Income Fund of America — Page 4 of 38

unaudited
Convertible stocks Materials 0.10%	Shares	Value (000)
Alcoa Inc., Class B, Series 1, cummulative convertible preferred 2017	2,500,000	$95,200
Energy 0.07%
Southwestern Energy Co., Series B, 6.25% convertible preferred 2018	2,060,000	65,281
Chesapeake Energy Corporation 5.75% convertible preferred[3]	13,000	4,160
		69,441
Consumer staples 0.03%
Bunge Ltd. 4.875% convertible preferred	322,700	29,800
Industrials 0.02%
CEVA Group PLC, Series A-1, 3.628% convertible preferred[1,2,5]	29,937	17,588
CEVA Group PLC, Series A-2, 2.628% convertible preferred[1,2,5]	13,633	5,453
		23,041
Miscellaneous 0.21%
Other convertible stocks in initial period of acquisition		200,778
Total convertible stocks (cost: $707,475,000)		624,504
Convertible bonds 0.78% Financials 0.78%	Principal amount (000)
Barclays PLC, Equity Linked Notes (Weyerhaeuser Co.), 4.52% 2016	$ 4,206	132,642
Barclays PLC, Equity Linked Notes (Weyerhaeuser Co.), 4.10% 2016	7,090	226,891
Goldman Sachs, Equity Linked Notes (Costco Wholesale Corp.), 3.64% 2017	1,112	163,281
Goldman Sachs, Equity Linked Notes (Weyerhaeuser Co.), 4.10% 2016	6,562	208,624
Lloyds Banking Group PLC, convertible notes, 7.50% 2049	21,200	21,073
		752,511
Energy 0.00%
American Energy (Permian Basin), convertible notes, 8.00% 2022[1,3,6]	23,400	3,042
Total convertible bonds (cost: $767,081,000)		755,553
Bonds, notes & other debt instruments 22.27% Corporate bonds & notes 14.06% Financials 2.47%
ACE INA Holdings Inc. 2.30% 2020	4,485	4,592
ACE INA Holdings Inc. 2.875% 2022	9,345	9,688
ACE INA Holdings Inc. 3.15% 2025	9,885	10,266
ACE INA Holdings Inc. 3.35% 2026	9,345	9,855
ACE INA Holdings Inc. 4.35% 2045	1,395	1,541
Alexandria Real Estate Equities, Inc. 2.75% 2020	795	793
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,600	1,634
Alexandria Real Estate Equities, Inc. 4.30% 2026	2,200	2,264
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,355	1,378
American Campus Communities, Inc. 3.35% 2020	3,380	3,470
American Campus Communities, Inc. 3.75% 2023	3,985	4,062
American Campus Communities, Inc. 4.125% 2024	19,700	20,474
American Express Co. 6.15% 2017	12,610	13,389
American Express Credit Co. 1.55% 2017	4,525	4,544
The Income Fund of America — Page 5 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
American International Group, Inc. 3.875% 2035	$3,000	$2,790
American Tower Corp. 3.40% 2019	6,400	6,606
American Tower Corp. 7.25% 2019	15,025	17,080
Bank of America Corp. 3.75% 2016	20,060	20,170
Bank of America Corp. 5.75% 2017	8,100	8,607
Bank of America Corp. 5.625% 2020	9,000	10,122
Bank of America Corp. 2.053% 2021[7]	13,250	13,350
Bank of America Corp. 2.625% 2021	27,353	27,546
Bank of America Corp. 5.00% 2021	3,500	3,893
Bank of America Corp. 3.50% 2026	16,302	16,520
Bank of America Corp., Series AA, 6.10% (undated)	12,225	12,248
Bank of America Corp., Series DD, 6.30% (undated)	6,560	6,888
Bank of America Corp. junior subordinated 6.25% noncumulative (undated)	5,525	5,553
Bank of America Corp., junior subordinated 6.50% noncumulative (undated)	3,950	4,162
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	30,924	30,421
Barclays Bank PLC 3.25% 2021	8,600	8,686
Barclays Bank PLC 3.65% 2025	16,785	16,145
BB&T Corp. 2.45% 2020	19,000	19,472
Berkshire Hathaway Inc. 2.90% 2020	6,000	6,341
Berkshire Hathaway Inc. 2.20% 2021	1,790	1,839
Berkshire Hathaway Inc. 2.75% 2023	6,865	7,085
Berkshire Hathaway Inc. 3.125% 2026	2,355	2,454
BPCE SA group 2.65% 2021	4,000	4,083
BPCE SA group 5.70% 2023[3]	5,500	5,860
BPCE SA group 4.625% 2024[3]	6,400	6,325
BPCE SA group 5.15% 2024[3]	6,060	6,239
Brandywine Operating Partnership, LP 5.70% 2017	20	21
Brandywine Operating Partnership, LP 3.95% 2023	1,729	1,726
CIT Group Inc. 4.25% 2017	9,000	9,152
CIT Group Inc. 5.00% 2017	11,000	11,254
CIT Group Inc. 3.875% 2019	61,255	61,714
CIT Group Inc., Series C, 5.50% 2019[3]	13,650	14,319
Citigroup Inc. 0.906% 2016[7]	10,450	10,451
Citigroup Inc. 3.953% 2016	7,115	7,140
Citigroup Inc. 8.50% 2019	4,894	5,798
Citigroup Inc. 2.70% 2021	3,700	3,750
Citigroup Inc. 3.40% 2026	16,300	16,382
Citigroup Inc. 3.70% 2026	18,000	18,602
Citigroup Inc. 4.45% 2027	18,785	19,209
Citigroup Inc., Series O, 5.875% (undated)	10,675	10,339
Citigroup Inc., Series P, 5.95% (undated)	25,090	24,322
Citigroup Inc., Series T, 6.25% (undated)	13,100	13,493
Citigroup Inc., Series A, junior subordinated 5.95% (undated)	13,295	13,145
CNA Financial Corp. 3.95% 2024	5,000	5,065
Communications Sales & Leasing, Inc. 6.00% 2023[3]	14,625	14,588
Communications Sales & Leasing, Inc. 8.25% 2023	17,213	16,395
Corporate Office Properties LP 5.25% 2024	9,630	10,080
Corporate Office Properties LP 5.00% 2025	4,145	4,246
Corporate Office Properties Trust 3.60% 2023	320	304
Credit Agricole SA 4.375% 2025[3]	21,920	21,912
Credit Suisse Group Funding (Guernsey) 3.45% 2021[3]	8,750	8,851
Credit Suisse Group Funding (Guernsey) Ltd. 4.875% 2045	3,000	3,051
Crescent Resources 10.25% 2017[3]	42,046	42,204
Crown Castle International Corp. 4.875% 2022	9,800	10,658
The Income Fund of America — Page 6 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
DCT Industrial Trust Inc. 4.50% 2023	$5,150	$5,334
DDR Corp. 3.625% 2025	5,000	4,917
Developers Diversified Realty Corp. 7.50% 2017	38,892	40,891
Developers Diversified Realty Corp. 4.75% 2018	5,000	5,248
Developers Diversified Realty Corp. 7.875% 2020	6,505	7,854
Discover Financial Services 4.20% 2023	5,460	5,725
EPR Properties 4.50% 2025	7,945	7,761
ERP Operating LP 7.125% 2017	10,000	10,834
Essex Portfolio L.P. 3.625% 2022	9,550	9,925
Essex Portfolio L.P. 3.25% 2023	4,400	4,451
Essex Portfolio L.P. 3.875% 2024	12,650	13,239
Essex Portfolio L.P. 3.50% 2025	5,620	5,729
Essex Portfolio L.P. 3.375% 2026	1,005	1,016
Gaming and Leisure Properties, Inc. 4.375% 2021	1,700	1,743
Gaming and Leisure Properties, Inc. 5.375% 2026	1,525	1,592
Goldman Sachs Group, Inc. 2.55% 2019	16,200	16,464
Goldman Sachs Group, Inc. 2.60% 2020	7,900	7,998
Goldman Sachs Group, Inc. 1.995% 2021[7]	15,215	15,262
Goldman Sachs Group, Inc. 5.25% 2021	3,000	3,395
Goldman Sachs Group, Inc. 5.75% 2022	20,000	23,027
Goldman Sachs Group, Inc. 3.75% 2026	10,716	11,038
Goldman Sachs Group, Inc. 4.75% 2045	5,955	6,330
Goldman Sachs Group, Inc. 5.15% 2045	900	927
HBOS PLC 6.75% 2018[3]	17,300	18,771
Hospitality Properties Trust 5.625% 2017	10,169	10,473
Hospitality Properties Trust 6.70% 2018	12,625	13,267
Hospitality Properties Trust 4.25% 2021	20,500	21,085
Hospitality Properties Trust 5.00% 2022	6,500	6,883
Hospitality Properties Trust 4.50% 2023	11,060	11,059
Hospitality Properties Trust 4.50% 2025	5,940	5,790
Host Hotels & Resorts LP 4.50% 2026	6,380	6,604
HSBC Holdings PLC 4.25% 2024	9,000	9,213
HSBC Holdings PLC 4.30% 2026	6,755	7,109
HSBK (Europe) BV 7.25% 2017[3]	8,790	9,012
Icahn Enterprises Finance Corp. 3.50% 2017	23,075	23,075
Intercontinentalexchange, Inc. 2.50% 2018	12,000	12,308
Intesa Sanpaolo SpA 5.017% 2024[3]	28,110	26,487
Iron Mountain Inc. 5.75% 2024[2]	4,325	4,466
Iron Mountain Inc. 6.00% 2020[2,3]	31,925	33,761
Iron Mountain Inc. 6.00% 2023[2]	950	1,012
iStar Financial Inc. 4.00% 2017	28,625	28,339
iStar Financial Inc. 4.875% 2018	11,575	11,329
iStar Financial Inc. 5.00% 2019	14,275	13,918
iStar Financial Inc., Series B, 9.00% 2017	37,360	39,181
JPMorgan Chase & Co. 1.35% 2017	4,240	4,253
JPMorgan Chase & Co. 2.25% 2020	10,000	10,073
JPMorgan Chase & Co. 2.55% 2020	11,150	11,309
JPMorgan Chase & Co. 3.25% 2022	5,000	5,201
JPMorgan Chase & Co. 3.30% 2026	8,300	8,413
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	36,425	36,516
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	36,535	40,466
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	74,825	75,339
Keybank National Association 2.50% 2019	9,000	9,130
Kimco Realty Corp. 5.70% 2017	17,250	17,931
The Income Fund of America — Page 7 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Kimco Realty Corp. 6.875% 2019	$10,000	$11,529
Kimco Realty Corp. 3.40% 2022	5,460	5,597
Leucadia National Corp. 5.50% 2023	13,255	13,111
Liberty Mutual Group Inc. 4.25% 2023[3]	4,400	4,615
Liberty Mutual Group Inc., Series A, 7.80% 2087[3]	19,415	21,259
Lloyds Banking Group PLC 2.30% 2018	3,625	3,675
Lloyds Banking Group PLC 4.50% 2024	9,000	9,198
MetLife Capital Trust IV, junior subordinated 7.875% 2067[3]	14,430	16,984
MetLife Capital Trust X, junior subordinated 9.25% 2068[3]	500	684
MetLife Global Funding I 2.30% 2019[3]	8,435	8,593
MetLife Global Funding I 2.00% 2020[3]	5,135	5,110
MetLife Global Funding I 2.50% 2020[3]	4,000	4,078
MetLife, Inc. 5.25% 2049	12,850	12,544
Morgan Stanley 2.035% 2021[7]	13,345	13,425
Morgan Stanley 2.50% 2021	16,625	16,685
Morgan Stanley 3.875% 2026	38,930	40,495
Nationwide Mutual Insurance Co. 2.924% 2024[3,7]	8,150	7,936
New York Life Global Funding 2.10% 2019[3]	11,000	11,201
New York Life Global Funding 1.95% 2020[3]	1,820	1,827
PNC Bank 2.40% 2019	7,825	8,008
PNC Bank 2.15% 2021	13,000	13,076
PNC Bank 3.25% 2025	2,500	2,597
PNC Financial Services Group, Inc. 2.854% 2022	8,395	8,535
PNC Financial Services Group, Inc. 3.90% 2024	9,000	9,554
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)	10,250	11,352
PNC Preferred Funding Trust I, junior subordinated 2.284% (undated)[3,7]	23,800	20,676
Prologis, Inc. 3.35% 2021	1,950	2,043
Prologis, Inc. 4.25% 2023	25,000	27,434
Prologis, Inc. 3.75% 2025	1,520	1,618
Prudential Financial, Inc. 3.50% 2024	9,000	9,270
QBE Insurance Group Ltd. 2.40% 2018[3]	16,910	17,025
Rabobank Nederland 2.25% 2019	8,000	8,146
Rabobank Nederland 2.50% 2021	6,525	6,631
Rabobank Nederland 4.375% 2025	9,000	9,448
RBS Capital Trust II 6.425% noncumulative trust (undated)	6,005	6,275
Realogy Corp. 4.50% 2019[3]	32,550	33,893
Realogy Corp. 5.25% 2021[3]	27,600	28,980
Realogy Corp., Barclays PLC LOC, 4.40% 2016[7,8,9]	3,366	3,337
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[3]	12,735	13,881
Scentre Group 2.375% 2021[3]	4,575	4,534
Scentre Group 3.25% 2025[3]	7,580	7,470
Scentre Group 3.50% 2025[3]	17,280	17,361
Select Income REIT 3.60% 2020	5,775	5,842
Select Income REIT 4.15% 2022	3,300	3,294
Select Income REIT 4.50% 2025	2,540	2,456
Skandinaviska Enskilda 2.625% 2021	10,500	10,746
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)[3]	67,890	78,243
Société Générale, junior subordinated 5.922% (undated)[3]	45,073	45,749
Synovus Financial Corp. 7.875% 2019	23,506	26,180
UBS Group AG 2.95% 2020[3]	10,000	10,099
UBS Group AG 4.125% 2025[3]	4,425	4,544
UDR, Inc. 4.00% 2025	715	762
Unum Group 7.125% 2016	6,740	6,901
Unum Group 3.875% 2025	1,885	1,835
The Income Fund of America — Page 8 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
US Bancorp. 3.70% 2024	$10,000	$10,868
US Bancorp., junior subordinated 5.125% (undated)	3,524	3,608
WEA Finance LLC 1.75% 2017[3]	12,360	12,352
WEA Finance LLC 2.70% 2019[3]	15,195	15,392
WEA Finance LLC 3.25% 2020[3]	10,195	10,487
WEA Finance LLC 3.75% 2024[3]	8,200	8,390
Wells Fargo & Co. 3.676% 2016	10,000	10,035
Wells Fargo & Co. 2.55% 2020	4,350	4,443
Wells Fargo & Co. 2.50% 2021	15,000	15,227
Wells Fargo & Co. 4.60% 2021	45,000	50,116
Wells Fargo & Co. 4.90% 2045	10,000	10,833
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	86,566	90,137
		2,397,308
Consumer discretionary 2.20%
21st Century Fox America, Inc. 4.95% 2045	415	462
Amazon.com, Inc. 4.80% 2034	12,000	13,687
American Honda Finance Corp. 2.25% 2019	8,500	8,739
Bayerische Motoren Werke AG 2.00% 2021[3]	2,000	2,010
Boyd Gaming Corp. 9.00% 2020	33,000	34,840
Boyd Gaming Corp. 6.875% 2023	16,125	16,810
Burger King Corp. 4.625% 2022[3]	9,000	9,248
Burger King Corp. 6.00% 2022[3]	26,025	27,033
Cablevision Systems Corp. 7.75% 2018	20,800	21,840
Cablevision Systems Corp. 8.00% 2020	20,000	20,090
Cablevision Systems Corp. 6.75% 2021	18,399	19,031
Carnival Corp. 3.95% 2020	11,290	12,060
CBS Corp. 1.95% 2017	5,000	5,029
CBS Outdoor Americas Inc. 5.25% 2022[2]	29,500	30,496
CBS Outdoor Americas Inc. 5.625% 2024[2]	3,396	3,545
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	3,429	3,490
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[3]	11,045	11,479
CCO Holdings LLC and CCO Holdings Capital Corp. 6.50% 2021	12,600	13,070
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[3]	9,715	10,339
CCO Holdings LLC and CCO Holdings Capital Corp. 6.625% 2022	1,400	1,491
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[3]	40,510	43,712
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[3]	14,350	14,673
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	72,625	75,167
CCO Holdings LLC and CCO Holdings Capital Corp. 6.384% 2035[3]	5,750	6,650
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045[3]	4,475	5,272
Cengage Learning Acquisitions, Inc., Term Loan B, 7.00% 2020[7,8,9]	9,453	9,415
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	43,785	40,802
Comcast Corp. 3.15% 2026	5,220	5,458
Comcast Corp. 6.45% 2037	25,000	33,709
Comcast Corp. 4.75% 2044	4,855	5,631
Cox Communications, Inc. 5.875% 2016[3]	25,000	25,601
Cumulus Media Holdings Inc. 7.75% 2019	34,160	14,347
Cumulus Media Inc., Term Loan B, 4.25% 2020[7,8,9]	10,624	7,342
DaimlerChrysler North America Holding Corp. 2.625% 2016[3]	2,000	2,013
DaimlerChrysler North America Holding Corp. 1.375% 2017[3]	8,585	8,588
DaimlerChrysler North America Holding Corp. 2.25% 2019[3]	14,000	14,233
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	10,660	10,753
DaimlerChrysler North America Holding Corp. 3.25% 2024[3]	770	786
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	2,000	2,061
The Income Fund of America — Page 9 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
DaimlerChrysler North America Holding Corp. 8.50% 2031	$2,000	$3,167
Delta 2 (Formula One), Term Loan B, 7.75% 2022[7,8,9]	23,650	22,389
DISH DBS Corp. 4.625% 2017	23,825	24,450
DISH DBS Corp. 4.25% 2018	24,075	24,617
DISH DBS Corp. 7.875% 2019	1,425	1,576
Family Tree Escrow LLC 5.25% 2020[3]	4,025	4,201
Family Tree Escrow LLC 5.75% 2023[3]	16,550	17,729
Federated Department Stores, Inc. 6.90% 2029	7,925	8,784
Ford Motor Credit Co. 8.00% 2016	1,500	1,563
Ford Motor Credit Co. 2.145% 2018	8,170	8,240
Ford Motor Credit Co. 2.375% 2018	10,905	11,041
Ford Motor Credit Co. 2.597% 2019	7,270	7,366
Ford Motor Credit Co. 2.943% 2019	9,000	9,225
Ford Motor Credit Co. 3.157% 2020	10,000	10,253
Ford Motor Credit Co. 3.20% 2021	2,000	2,062
Ford Motor Credit Co. 3.219% 2022	16,000	16,517
Ford Motor Credit Co. 4.375% 2023	8,850	9,575
Ford Motor Credit Co. 3.664% 2024	7,000	7,153
Ford Motor Credit Co. 4.134% 2025	5,000	5,305
Ford Motor Credit Co. 4.389% 2026	2,000	2,165
GameStop Corp. 6.75% 2021[3]	7,925	7,786
Gannett Co., Inc. 5.125% 2019	7,925	8,222
Gannett Co., Inc. 4.875% 2021[3]	8,085	8,267
Gannett Co., Inc. 5.50% 2024[3]	6,500	6,736
General Motors Co. 4.00% 2025	5,740	5,813
General Motors Co. 6.60% 2036	13,260	15,555
General Motors Co. 5.20% 2045	8,000	8,011
General Motors Co. 6.75% 2046	14,185	17,170
General Motors Financial Co. 6.75% 2018	2,760	3,016
General Motors Financial Co. 3.50% 2019	8,795	9,101
General Motors Financial Co. 3.70% 2020	2,725	2,826
General Motors Financial Co. 4.20% 2021	10,500	11,076
General Motors Financial Co. 4.375% 2021	21,275	22,521
General Motors Financial Co. 3.45% 2022	33,990	34,156
General Motors Financial Co. 5.25% 2026	5,295	5,817
Hilton Worldwide Finance LLC 5.625% 2021	9,565	9,973
Hilton Worldwide, Term Loan B, 3.50% 2020[7,8,9]	14,579	14,637
Home Depot, Inc. 5.95% 2041	12,500	16,724
Hyundai Capital America 2.60% 2020[3]	3,250	3,270
Hyundai Capital America 3.00% 2020[3]	2,000	2,042
iHeartCommunications, Inc. 10.625% 2023	10,020	7,164
International Game Technology 6.25% 2022[3]	14,000	14,318
Limited Brands, Inc. 8.50% 2019	16,105	19,084
Limited Brands, Inc. 7.00% 2020	21,271	24,674
Limited Brands, Inc. 6.625% 2021	23,754	27,089
Limited Brands, Inc. 6.875% 2035	14,650	16,188
Lowe’s Companies, Inc. 2.50% 2026	3,115	3,085
McClatchy Co. 9.00% 2022	9,850	9,474
McDonald’s Corp. 2.75% 2020	625	649
McDonald’s Corp. 3.70% 2026	1,355	1,451
McDonald’s Corp. 4.875% 2045	2,165	2,455
McGraw-Hill Global Education Holdings, LLC 7.875% 2024[3]	2,825	2,903
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	17,225	17,677
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	7,775	8,173
The Income Fund of America — Page 10 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
MGM Growth Properties LLC 5.625% 2024[3]	$7,350	$7,667
MGM Resorts International 7.50% 2016	8,425	8,462
MGM Resorts International 8.625% 2019	13,000	14,853
MGM Resorts International 6.75% 2020	7,350	7,883
MGM Resorts International 7.75% 2022	17,000	19,061
Michaels Stores, Inc. 5.875% 2020[3]	14,125	14,814
Mohegan Tribal Gaming Authority 11.00% 2018[3,6]	4,318	4,334
Myriad International Holdings 6.375% 2017[3]	12,500	13,085
Myriad International Holdings 6.375% 2017	2,500	2,617
Myriad International Holdings 6.00% 2020[3]	45,655	49,979
Myriad International Holdings 6.00% 2020	25,705	28,140
Myriad International Holdings 5.50% 2025	6,140	6,292
NBC Universal Enterprise, Inc. 1.313% 2018[3,7]	8,625	8,638
NBC Universal Enterprise, Inc. 5.25% 2049[3]	37,105	38,496
NCL Corp. Ltd. 5.25% 2019[3]	8,050	8,312
Needle Merger Sub Corp. 8.125% 2019[3]	33,920	31,885
Neiman Marcus Group LTD Inc. 8.00% 2021[3]	49,730	43,514
Neiman Marcus Group LTD Inc. 8.75% 2021[3,6]	14,555	12,153
Neiman Marcus, Term Loan B, 4.25% 2020[7,8,9]	36,613	34,953
Newell Rubbermaid Inc. 2.60% 2019	6,450	6,603
Newell Rubbermaid Inc. 3.15% 2021	22,180	22,978
Newell Rubbermaid Inc. 3.85% 2023	11,335	11,830
Newell Rubbermaid Inc. 4.20% 2026	26,990	28,494
Newell Rubbermaid Inc. 5.50% 2046	56,690	63,181
PETCO Animal Supplies, Inc., Term Loan B-1, 5.75% 2023[7,8,9]	6,683	6,732
PETsMART, Inc. 7.125% 2023[3]	29,025	29,751
Playa Resorts Holding BV 8.00% 2020[3]	24,490	24,735
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[7,8,9]	5,360	5,279
President & Fellows of Harvard College 3.619% 2037	10,000	10,245
RCI Banque 3.50% 2018[3]	13,150	13,594
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	11,325	12,146
Schaeffler Finance BV 4.75% 2021[3]	3,916	4,043
Schaeffler Finance BV 4.25% 2021[3]	7,070	7,300
Schaeffler Holding Finance BV 7.625% 2018[3,6]	5,450	5,627
Schaeffler Holding Finance BV 6.25% 2019[3,6]	11,735	12,263
Seminole Tribe of Florida 6.535% 2020[3,8]	7,580	7,997
Sotheby’s Holdings, Inc. 5.25% 2022[3]	7,775	7,367
Standard Pacific Corp. 8.375% 2021	2,475	2,941
Starbucks Corp. 2.10% 2021	1,100	1,125
Starbucks Corp. 2.70% 2022	2,140	2,233
Starbucks Corp. 4.30% 2045	3,120	3,512
Thomson Reuters Corp. 1.30% 2017	1,510	1,508
Thomson Reuters Corp. 1.65% 2017	4,350	4,358
Thomson Reuters Corp. 4.30% 2023	1,285	1,382
Thomson Reuters Corp. 5.65% 2043	1,425	1,554
TI Automotive Ltd. 8.75% 2023[3]	8,635	8,505
Time Warner Cable Inc. 6.75% 2018	18,630	20,644
Time Warner Cable Inc. 5.00% 2020	35,000	38,222
Time Warner Inc. 4.75% 2021	15,000	16,780
Time Warner Inc. 3.60% 2025	14,500	15,167
Toyota Motor Credit Corp. 1.45% 2018	2,000	2,011
Toyota Motor Credit Corp. 1.70% 2019	2,000	2,021
Toyota Motor Credit Corp. 2.125% 2019	1,500	1,535
Toyota Motor Credit Corp. 2.15% 2020	15,000	15,315
The Income Fund of America — Page 11 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Univision Communications Inc. 8.50% 2021[3]	$14,680	$15,342
Univision Communications Inc. 6.75% 2022[3]	305	325
Univision Communications Inc. 5.125% 2023[3]	1,250	1,267
Univision Communications Inc. 5.125% 2025[3]	1,305	1,294
Univision Communications Inc., Term Loan C3, 4.00% 2020[7,8,9]	19,909	19,930
Virgin Media Secured Finance PLC 5.375% 2021[3,8]	15,840	16,612
Volkswagen International Finance NV 2.375% 2017[3]	14,500	14,622
Warner Music Group 6.00% 2021[3]	15,146	15,638
Warner Music Group 5.625% 2022[3]	11,887	12,095
Warner Music Group 6.75% 2022[3]	13,750	13,681
WPP Finance 2010 3.75% 2024	2,000	2,072
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	6,725	6,858
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[3]	8,225	7,618
Wynn Macau, Ltd. 5.25% 2021[3]	31,225	30,054
ZF Friedrichshafen AG 4.00% 2020[3]	5,065	5,287
ZF Friedrichshafen AG 4.50% 2022[3]	16,795	17,257
ZF Friedrichshafen AG 4.75% 2025[3]	21,530	21,907
		2,131,458
Energy 2.12%
American Energy - Woodford LLC 12.00% 2020[1,3,6]	5,836	4,196
American Energy (Marcellus), Term Loan B, 5.25% 2020[7,8,9]	28,050	7,854
American Energy (Marcellus), Term Loan A, 8.50% 2021[7,8,9]	23,825	2,531
American Energy (Permian Basin), 7.119% 2019[3,7]	10,000	4,550
American Energy (Permian Basin) 7.125% 2020[3]	24,550	11,293
American Energy (Permian Basin) 7.375% 2021[3]	15,350	7,061
Anadarko Petroleum Corp. 5.95% 2016	10,500	10,705
Anadarko Petroleum Corp. 6.375% 2017	1,706	1,812
Anadarko Petroleum Corp. 4.85% 2021	1,110	1,159
Anadarko Petroleum Corp. 5.55% 2026	17,165	18,392
Anadarko Petroleum Corp. 6.45% 2036	1,095	1,184
Anadarko Petroleum Corp. 6.20% 2040	500	529
Anadarko Petroleum Corp. 6.60% 2046	4,320	4,918
APT Pipelines Ltd. 4.20% 2025[3]	15,140	15,083
Ascent Resources Utica, LLC, 15.00% 2019[1,6,7,8,9]	14,120	3,812
Baytex Energy Corp. 5.125% 2021[3]	10,050	7,939
Baytex Energy Corp. 5.625% 2024[3]	3,450	2,639
BG Energy Capital PLC 2.875% 2016[3]	7,395	7,436
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[3]	9,810	8,731
Boardwalk Pipeline Partners 3.375% 2023	3,000	2,640
Boardwalk Pipelines, LP 4.95% 2024	6,705	6,258
Bonanza Creek Energy, Inc. 6.75% 2021	6,200	2,465
Canadian Natural Resources Ltd. 5.70% 2017	7,350	7,577
Canadian Natural Resources Ltd. 3.80% 2024	1,440	1,364
Canadian Natural Resources Ltd. 6.50% 2037	1,000	1,003
Cenovus Energy Inc. 3.00% 2022	5,970	5,362
Cenovus Energy Inc. 3.80% 2023	19,005	17,157
Chesapeake Energy Corp. 4.875% 2022	2,000	1,130
Concho Resources Inc. 5.50% 2023	7,000	7,070
ConocoPhillips 4.20% 2021	6,520	6,969
ConocoPhillips 4.95% 2026	1,160	1,284
ConocoPhillips 5.95% 2046	10,035	12,193
CONSOL Energy Inc. 5.875% 2022	38,375	31,995
DCP Midstream Operating LP 4.95% 2022	13,075	12,617
The Income Fund of America — Page 12 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Denbury Resources Inc. 4.625% 2023	$38,200	$22,920
Devon Energy Corp. 2.25% 2018	3,600	3,459
Devon Energy Corp. 5.00% 2045	7,815	6,745
Diamond Offshore Drilling, Inc. 4.875% 2043	42,920	31,247
Ecopetrol SA 5.375% 2026	10,935	10,060
Ecopetrol SA 5.875% 2045	2,115	1,731
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	5,000	5,184
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	33,265	27,336
Enbridge Energy Partners, LP 9.875% 2019	10,500	11,891
Enbridge Energy Partners, LP 4.375% 2020	16,770	16,961
Enbridge Energy Partners, LP 5.875% 2025	23,370	24,652
Enbridge Energy Partners, LP 5.50% 2040	1,200	1,063
Enbridge Energy Partners, LP 7.375% 2045	36,315	40,409
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	5,488
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	6,522
Enbridge Inc. 5.60% 2017	20,067	20,737
Enbridge Inc. 4.00% 2023	25,525	24,934
Enbridge Inc. 3.50% 2024	3,015	2,822
Energy Transfer Partners, LP 4.15% 2020	5,000	4,945
Energy Transfer Partners, LP 7.50% 2020	9,250	9,366
Energy Transfer Partners, LP 5.875% 2024	11,800	11,092
Energy Transfer Partners, LP 4.75% 2026	9,350	9,084
Energy Transfer Partners, LP 5.50% 2027	13,510	11,663
Energy Transfer Partners, LP 6.125% 2045	7,325	7,030
EnLink Midstream Partners, LP 2.70% 2019	1,660	1,533
EnLink Midstream Partners, LP 4.40% 2024	7,310	6,342
EnLink Midstream Partners, LP 4.15% 2025	11,760	10,152
EnLink Midstream Partners, LP 5.05% 2045	9,810	7,394
Ensco PLC 5.20% 2025	11,300	8,249
Ensco PLC 5.75% 2044	20,970	14,024
Enterprise Products Operating LLC 5.20% 2020	5,500	6,056
Enterprise Products Operating LLC 2.85% 2021	4,805	4,896
Enterprise Products Operating LLC 3.70% 2026	615	627
Enterprise Products Operating LLC 3.95% 2027	2,255	2,338
Enterprise Products Operating LLC 4.90% 2046	1,040	1,052
EOG Resources, Inc. 4.15% 2026	3,830	4,102
EP Energy Corp. 9.375% 2020	5,750	3,777
EP Energy Corp. 6.375% 2023	8,200	4,613
Exxon Mobil Corp. 1.305% 2018	3,860	3,885
Exxon Mobil Corp. 1.819% 2019	1,280	1,300
Exxon Mobil Corp. 2.222% 2021	2,310	2,354
Exxon Mobil Corp. 2.397% 2022	4,535	4,632
Genesis Energy, LP 6.75% 2022	13,050	12,594
Halliburton Co. 3.375% 2022	20,155	20,543
Halliburton Co. 3.80% 2025	10,395	10,661
Halliburton Co. 4.85% 2035	1,115	1,139
Halliburton Co. 5.00% 2045	1,860	1,909
Jupiter Resources Inc. 8.50% 2022[3]	31,425	20,112
Kinder Morgan Energy Partners, LP 2.65% 2019	1,890	1,872
Kinder Morgan Energy Partners, LP 9.00% 2019	1,660	1,888
Kinder Morgan Energy Partners, LP 4.15% 2022	12,145	11,984
Kinder Morgan Energy Partners, LP 3.45% 2023	7,500	7,099
Kinder Morgan Energy Partners, LP 3.50% 2023	4,850	4,564
Kinder Morgan Energy Partners, LP 4.25% 2024	8,265	8,010
The Income Fund of America — Page 13 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan Energy Partners, LP 6.95% 2038	$460	$483
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	17,337
Kinder Morgan Energy Partners, LP 5.40% 2044	9,660	8,711
Kinder Morgan Energy Partners, LP 5.50% 2044	7,206	6,705
Kinder Morgan, Inc. 3.05% 2019	8,070	8,031
Kinder Morgan, Inc. 4.30% 2025	23,890	23,711
Kinder Morgan, Inc. 5.55% 2045	6,160	5,756
Laredo Petroleum, Inc. 5.625% 2022	2,000	1,850
Matador Resources Co. 6.875% 2023	2,025	2,045
NGL Energy Partners LP 5.125% 2019	8,390	7,404
NGL Energy Partners LP 6.875% 2021	20,105	16,989
NGPL PipeCo LLC 7.119% 2017[3]	58,790	60,995
NGPL PipeCo LLC 9.625% 2019[3]	65,285	68,419
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[7,8,9]	126	124
Noble Corp PLC 5.00% 2018	7,555	7,413
Noble Corp PLC 6.95% 2025	23,605	19,445
Noble Corp PLC 7.95% 2045	25,605	18,476
Oasis Petroleum Inc. 6.875% 2022	3,650	3,276
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,8]	1,460	315
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,8]	4,278	599
PDC Energy Inc. 7.75% 2022	46,625	48,490
Peabody Energy Corp. 6.00% 2018[10]	123,645	13,292
Peabody Energy Corp. 6.50% 2020[10]	4,500	484
Peabody Energy Corp. 6.25% 2021[10]	32,150	3,456
Petrobras Global Finance Co. 6.85% 2115	2,775	2,067
Petrobras International Finance Co. 5.75% 2020	6,535	6,012
Petrobras International Finance Co. 5.375% 2021	28,655	25,547
Petróleos Mexicanos 3.50% 2018	14,280	14,444
Petróleos Mexicanos 5.50% 2019[3]	13,925	14,593
Petróleos Mexicanos 6.375% 2021[3]	5,935	6,423
Petróleos Mexicanos 3.50% 2023	11,000	10,244
Petróleos Mexicanos 4.50% 2026	8,775	8,370
Petróleos Mexicanos 6.875% 2026[3]	8,550	9,456
Petróleos Mexicanos 5.625% 2046	7,290	6,518
Phillips 66 Partners LP 3.605% 2025	1,640	1,563
Phillips 66 Partners LP 4.68% 2045	245	216
Pioneer Natural Resources Co. 3.45% 2021	7,015	7,126
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,8]	11,058	8,791
Range Resources Corp. 4.875% 2025	25,375	23,630
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,8]	14,858	15,898
Ras Laffan Liquefied Natural Gas III 5.838% 2027[3,8]	10,325	11,456
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,570
Ras Laffan Liquefied Natural Gas III 6.75% 2019[3]	1,000	1,143
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	14,855	15,245
Regency Energy Partners LP and Regency Energy Finance Corp. 5.00% 2022	35	34
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	10,875	10,291
Rice Energy Inc. 6.25% 2022	31,350	31,193
Rice Energy Inc. 7.25% 2023	1,350	1,370
Sabine Pass Liquefaction, LLC 5.625% 2021	40,425	40,374
Sabine Pass Liquefaction, LLC 6.25% 2022	15,000	15,262
Sabine Pass Liquefaction, LLC 5.625% 2023	5,000	4,912
Sabine Pass Liquefaction, LLC 5.75% 2024	14,300	13,907
Sabine Pass Liquefaction, LLC 5.625% 2025	26,405	25,844
Samson Investment Co. 9.75% 2020	9,820	52
The Income Fund of America — Page 14 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Samson Investment Co., Term Loan B, 5.00% 2018[7,8,9,10]	$1,450	$23
Schlumberger BV 3.00% 2020[3]	9,390	9,662
Schlumberger BV 3.625% 2022[3]	10,280	10,718
Schlumberger BV 4.00% 2025[3]	13,375	14,295
Seven Generations Energy Ltd. 6.75% 2023[3]	17,066	16,895
Shell International Finance BV 2.125% 2020	8,145	8,259
Shell International Finance BV 2.25% 2020	6,530	6,640
Shell International Finance BV 3.25% 2025	7,040	7,286
SM Energy Co. 5.625% 2025	21,975	18,569
Southwestern Energy Co. 4.10% 2022	21,085	17,263
Southwestern Energy Co. 4.95% 2025	44,150	38,631
Spectra Energy Partners, LP 4.75% 2024	3,250	3,504
Statoil ASA 3.125% 2017	10,000	10,245
Statoil ASA 2.75% 2021	3,085	3,158
Statoil ASA 3.25% 2024	850	876
Statoil ASA 4.25% 2041	3,000	3,098
StatoilHydro ASA 1.80% 2016	10,000	10,053
Sunoco LP 6.25% 2021[3]	30,255	30,709
Targa Resources Corp. 4.125% 2019	14,955	14,581
Targa Resources Partners LP 6.75% 2024[3]	10,705	10,946
TC PipeLines, LP 4.375% 2025	11,815	10,813
Teekay Corp. 8.50% 2020[3]	36,000	27,630
Teekay Corp. 8.50% 2020	32,741	25,129
Tesoro Logistics LP 5.50% 2019	15,700	16,092
Tesoro Logistics LP 6.25% 2022	7,900	8,137
TransCanada PipeLines Ltd. 7.625% 2039	10,750	13,895
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	59,150	40,813
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	2,820	2,538
Transocean Inc. 5.80% 2016	18,395	18,593
Transocean Inc. 7.125% 2021	20,000	16,400
Transportadora de Gas Peru SA 4.25% 2028[3,8]	1,700	1,696
Weatherford International PLC 4.50% 2022	29,290	25,822
Weatherford International PLC 7.00% 2038	39,545	30,932
Weatherford International PLC 6.75% 2040	68,255	52,215
Weatherford International PLC 5.95% 2042	5,000	3,725
Western Gas Partners LP 2.60% 2018	1,150	1,116
Western Gas Partners LP 3.95% 2025	3,045	2,741
Williams Companies, Inc. 3.70% 2023	19,130	16,161
Williams Partners LP 5.25% 2020	1,960	1,962
Williams Partners LP 4.00% 2021	2,900	2,679
Williams Partners LP 4.50% 2023	2,000	1,806
Williams Partners LP 4.30% 2024	7,670	6,943
Williams Partners LP 3.90% 2025	14,300	12,543
Williams Partners LP 4.00% 2025	14,725	12,877
Williams Partners LP 4.90% 2045	3,260	2,599
Williams Partners LP 5.10% 2045	6,965	5,657
Woodside Finance Ltd. 4.60% 2021[3]	18,935	19,951
WPX Energy Inc. 7.50% 2020	10,450	10,006
		2,053,189
Health care 1.83%
AbbVie Inc. 2.90% 2022	7,200	7,364
AbbVie Inc. 3.20% 2022	2,675	2,765
AbbVie Inc. 3.60% 2025	10,000	10,510
The Income Fund of America — Page 15 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
AbbVie Inc. 4.50% 2035	$5,705	$5,944
AbbVie Inc. 4.40% 2042	2,010	2,078
Actavis Funding SCS 2.35% 2018	11,135	11,257
Actavis Funding SCS 3.00% 2020	16,590	16,959
Actavis Funding SCS 3.45% 2022	20,180	20,728
Actavis Funding SCS 3.80% 2025	35,940	36,918
Actavis Funding SCS 4.55% 2035	18,570	18,553
Actavis Funding SCS 4.75% 2045	20,990	21,303
Amgen Inc. 2.70% 2022	5,100	5,224
AstraZeneca PLC 3.375% 2025	27,040	28,194
AstraZeneca PLC 4.375% 2045	5,250	5,687
Baxalta Inc. 2.875% 2020[3]	14,410	14,424
Baxalta Inc. 4.00% 2025[3]	10,140	10,446
Bayer AG 2.375% 2019[3]	4,810	4,950
Becton, Dickinson and Co. 2.675% 2019	3,600	3,697
Becton, Dickinson and Co. 3.734% 2024	1,305	1,391
Becton, Dickinson and Co. 4.685% 2044	3,800	4,219
Biogen Inc. 2.90% 2020	10,700	11,098
Biogen Inc. 3.625% 2022	3,615	3,835
Biogen Inc. 4.05% 2025	8,784	9,431
Biogen Inc. 5.20% 2045	8,553	9,779
Boston Scientific Corp. 2.85% 2020	7,875	8,063
Boston Scientific Corp. 6.00% 2020	5,375	6,087
Boston Scientific Corp. 3.375% 2022	14,300	14,686
Boston Scientific Corp. 3.85% 2025	11,200	11,706
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	1,003
Celgene Corp. 3.625% 2024	7,000	7,302
Celgene Corp. 4.625% 2044	2,595	2,682
Celgene Corp. 5.00% 2045	9,185	10,121
Centene Corp. 5.75% 2017	10,060	10,400
Centene Corp. 5.625% 2021[3]	31,317	32,961
Centene Corp. 4.75% 2022	32,363	33,496
Centene Corp. 6.125% 2024[3]	8,950	9,420
Concordia Healthcare Corp. 9.50% 2022[3]	12,485	12,727
Concordia Healthcare Corp. 7.00% 2023[3]	4,030	3,758
ConvaTec Finance International SA 8.25% 2019[3,6]	14,795	14,943
DaVita HealthCare Partners Inc. 5.125% 2024	1,775	1,810
DaVita HealthCare Partners Inc. 5.00% 2025	14,450	14,486
DENTSPLY International Inc. 2.75% 2016	5,620	5,646
DJO Finance LLC 10.75% 2020[3]	13,253	10,669
DJO Finco Inc. 8.125% 2021[3]	48,860	42,997
EMD Finance LLC 1.70% 2018[3]	18,900	18,943
EMD Finance LLC 2.40% 2020[3]	22,050	22,286
EMD Finance LLC 2.95% 2022[3]	18,600	19,032
EMD Finance LLC 3.25% 2025[3]	29,900	30,270
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[3]	17,135	16,749
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[3]	16,700	16,282
Express Scripts Inc. 7.25% 2019	8,985	10,373
Gilead Sciences, Inc. 3.05% 2016	10,265	10,400
HCA Inc. 3.75% 2019	16,657	17,115
HCA Inc. 6.50% 2020	24,800	27,528
HCA Inc. 4.75% 2023	580	596
HCA Inc. 5.00% 2024	2,080	2,158
HCA Inc. 5.375% 2025	50,000	51,187
The Income Fund of America — Page 16 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
HCA Inc. 5.25% 2026	$13,750	$14,317
Healthsouth Corp. 5.75% 2024	4,575	4,747
Healthsouth Corp. 5.75% 2025	11,242	11,686
Hologic, Inc. 5.25% 2022[3]	4,765	5,009
Humana Inc. 3.85% 2024	4,400	4,609
Humana Inc. 4.95% 2044	12,800	13,608
inVentiv Health Inc. 9.00% 2018[3]	40,890	42,321
inVentiv Health Inc. 10.00% 2018[3,6]	71,002	72,955
inVentiv Health Inc. 10.00% 2018	22,533	22,251
inVentiv Health Inc. 10.00% 2018	13,010	12,961
inVentiv Health Inc., Term Loan B4, 7.75% 2018[7,8,9]	18,315	18,304
Kindred Healthcare, Inc. 8.00% 2020	15,625	15,641
Kindred Healthcare, Inc. 8.75% 2023	8,865	8,843
Kinetic Concepts, Inc. 10.50% 2018	120,787	122,677
Kinetic Concepts, Inc. 12.50% 2019	40,540	39,020
Kinetic Concepts, Inc. 7.875% 2021[3]	2,925	3,170
Laboratory Corporation of America Holdings 3.20% 2022	5,335	5,438
Laboratory Corporation of America Holdings 4.70% 2045	885	905
Mallinckrodt PLC 4.875% 2020[3]	19,140	18,374
Mallinckrodt PLC 5.75% 2022[3]	4,843	4,613
Mallinckrodt PLC 5.625% 2023[3]	17,415	16,370
McKesson Corp. 2.284% 2019	5,875	5,976
McKesson Corp. 3.796% 2024	1,505	1,610
MEDNAX, Inc. 5.25% 2023[3]	2,110	2,194
Medtronic, Inc. 2.50% 2020	9,480	9,800
Medtronic, Inc. 4.375% 2035	8,120	9,011
Medtronic, Inc. 4.625% 2045	11,035	12,638
Merck & Co., Inc. 1.10% 2018	6,710	6,731
Molina Healthcare, Inc. 5.375% 2022[3]	18,585	19,282
Ortho-Clinical Diagnostics Inc. 6.625% 2022[3]	11,870	9,971
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[7,8,9]	10,000	9,509
Pfizer Inc. 7.20% 2039	1,353	1,999
Quintiles Transnational Corp. 4.875% 2023[3]	32,325	33,254
Roche Holdings, Inc. 2.875% 2021[3]	15,000	15,766
Rotech Healthcare Inc., Term Loan, 13.00% 2020[1,2,6,7,8,9]	22,536	21,671
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[1,2,7,8,9]	11,798	11,611
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[1,2,7,8,9]	9,200	9,154
St. Jude Medical, Inc. 2.80% 2020	9,100	9,328
Tenet Healthcare Corp. 4.375% 2021	10,720	10,800
Tenet Healthcare Corp. 8.125% 2022	1,684	1,756
Tenet Healthcare Corp. 6.75% 2023	11,236	11,194
Tenet Healthcare Corp., First Lien, 6.25% 2018	2,500	2,687
Tenet Healthcare Corp., First Lien, 4.75% 2020	12,190	12,617
Tenet Healthcare Corp., First Lien, 6.00% 2020	35,055	37,334
Tenet Healthcare Corp., First Lien, 4.50% 2021	20,140	20,492
Thermo Fisher Scientific Inc. 2.40% 2019	6,000	6,086
Thermo Fisher Scientific Inc. 4.15% 2024	4,000	4,309
Thermo Fisher Scientific Inc. 5.30% 2044	365	417
UnitedHealth Group Inc. 1.40% 2017	6,500	6,536
UnitedHealth Group Inc. 6.00% 2017	12,430	13,109
UnitedHealth Group Inc. 3.35% 2022	7,030	7,462
UnitedHealth Group Inc. 3.75% 2025	10,710	11,621
UnitedHealth Group Inc. 4.625% 2035	1,080	1,212
UnitedHealth Group Inc. 4.75% 2045	1,800	2,084
The Income Fund of America — Page 17 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
VPI Escrow Corp. 6.75% 2018[3]	$35,105	$34,096
VPI Escrow Corp. 6.375% 2020[3]	52,913	48,217
VPI Escrow Corp. 7.50% 2021[3]	13,575	12,489
VRX Escrow Corp. 5.375% 2020[3]	33,820	30,121
VRX Escrow Corp. 5.875% 2023[3]	14,545	12,300
VRX Escrow Corp. 6.125% 2025[3]	27,380	22,794
WellPoint, Inc. 2.30% 2018	1,370	1,389
WellPoint, Inc. 2.25% 2019	12,500	12,698
Zimmer Holdings, Inc. 2.00% 2018	4,640	4,669
Zimmer Holdings, Inc. 2.70% 2020	13,770	14,057
Zimmer Holdings, Inc. 3.15% 2022	24,360	25,021
		1,779,527
Telecommunication services 1.63%
Altice Financing SA 6.625% 2023[3]	22,550	22,382
Altice Finco SA 6.50% 2022[3]	5,500	5,576
Altice Finco SA, First Lien, 7.75% 2022[3]	12,550	12,566
Altice NV 5.50% 2026[3]	3,775	3,822
AT&T Inc. 2.40% 2016	9,000	9,043
AT&T Inc. 2.80% 2021	8,685	8,893
AT&T Inc. 8.25% 2031	3,804	5,391
AT&T Inc. 4.50% 2035	12,650	12,782
AT&T Inc. 4.30% 2042	4,861	4,626
AT&T Inc. 4.35% 2045	3,255	3,091
AT&T Inc. 4.75% 2046	6,250	6,319
AT&T Inc. 5.65% 2047	1,228	1,403
CenturyLink, Inc. 7.50% 2024	12,600	12,663
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	50,899	52,426
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[3]	6,125	6,554
Deutsche Telekom International Finance BV 9.25% 2032	8,420	13,307
France Télécom 2.75% 2016	9,000	9,058
France Télécom 4.125% 2021	15,000	16,494
Frontier Communications Corp. 8.125% 2018	1,217	1,316
Frontier Communications Corp. 8.875% 2020[3]	6,450	6,853
Frontier Communications Corp. 9.25% 2021	22,395	23,431
Frontier Communications Corp. 8.75% 2022	1,000	993
Frontier Communications Corp. 10.50% 2022[3]	34,225	35,423
Frontier Communications Corp. 7.125% 2023	6,225	5,540
Frontier Communications Corp. 7.625% 2024	20,000	17,854
Frontier Communications Corp. 11.00% 2025[3]	108,151	109,638
Inmarsat PLC 4.875% 2022[3]	10,950	10,457
Intelsat Jackson Holding Co. 7.25% 2019	14,325	11,800
Intelsat Jackson Holding Co. 7.25% 2020	23,004	16,879
Intelsat Jackson Holding Co. 6.625% 2022	42,200	27,483
LightSquared, Term Loan, 9.75% 2020[6,7,8,9]	132,386	120,140
MetroPCS Wireless, Inc. 6.25% 2021	52,775	55,216
MetroPCS Wireless, Inc. 6.625% 2023	46,600	49,920
Numericable Group SA 4.875% 2019[3]	61,050	63,333
Numericable Group SA 6.00% 2022[3]	12,850	12,915
Numericable Group SA 7.375% 2026[3]	35,175	35,747
Orange SA 5.50% 2044	3,000	3,746
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,034
SoftBank Corp. 4.50% 2020[3]	53,420	54,705
Sprint Capital Corp. 6.90% 2019	5,025	4,623
The Income Fund of America — Page 18 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Sprint Nextel Corp. 9.00% 2018[3]	$5,000	$5,300
Sprint Nextel Corp. 7.00% 2020	53,605	44,760
Sprint Nextel Corp. 7.25% 2021	36,155	29,376
Sprint Nextel Corp. 11.50% 2021	11,130	10,184
Sprint Nextel Corp. 7.875% 2023	43,475	34,128
Sprint Nextel Corp. 7.125% 2024	14,000	10,570
Telefónica Emisiones, SAU 3.192% 2018	8,500	8,756
Telefónica Emisiones, SAU 5.134% 2020	7,950	8,801
T-Mobile US, Inc. 6.542% 2020	36,700	37,847
T-Mobile US, Inc. 6.731% 2022	3,695	3,908
T-Mobile US, Inc. 6.375% 2025	6,650	7,007
T-Mobile US, Inc. 6.50% 2026	61,150	65,048
Trilogy International Partners, LLC 10.25% 2016[3]	47,050	47,368
Trilogy International Partners, LLC 13.375% 2019[3]	64,825	64,825
Verizon Communications Inc. 3.00% 2021	2,516	2,609
Verizon Communications Inc. 4.272% 2036	68,744	69,324
Verizon Communications Inc. 6.00% 2041	28,000	34,190
Verizon Communications Inc. 4.522% 2048	78,900	80,518
Wind Acquisition SA 4.75% 2020[3]	71,435	68,578
Wind Acquisition SA 7.375% 2021[3]	67,200	59,976
Windstream Holdings, Inc. 7.75% 2021	10,675	9,100
		1,580,615
Industrials 1.25%
ABB Finance (USA) Inc. 1.625% 2017	1,000	1,006
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,029
ABC Supply Co., Inc. 5.625% 2021[3]	325	338
ADS Waste Escrow 8.25% 2020	4,675	4,891
AECOM Technology Corp. 5.875% 2024	7,400	7,807
AerCap Holdings NV 2.75% 2017	150	150
AerCap Holdings NV 3.75% 2019	3,400	3,460
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[8]	7,855	8,459
American Builders & Contractors Supply Co. Inc. 5.75% 2023[3]	1,400	1,470
ARAMARK Corp. 5.125% 2024	14,525	15,433
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	78,605	64,849
Atlas Copco AB 5.60% 2017[3]	5,500	5,700
Boeing Company 1.65% 2020	2,535	2,551
Boeing Company 2.20% 2022	2,145	2,174
Builders Firstsource 7.625% 2021[3]	26,475	27,997
CEVA Group PLC 7.00% 2021[2,3]	2,250	2,070
CEVA Group PLC 9.00% 2021[2,3]	1,050	882
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[2,7,8,9]	4,870	4,278
CEVA Group PLC, Term Loan, 6.50% 2021[2,7,8,9]	5,033	4,421
CEVA Group PLC, Term Loan, 6.50% 2021[2,7,8,9]	868	762
CEVA Group PLC, Term Loan B, 6.50% 2021[2,7,8,9]	6,942	6,097
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[8]	429	442
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[8]	15	15
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[8]	1,268	1,296
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[8]	516	527
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[8]	65	70
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[8]	8,890	9,463
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[8]	50	51
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[8]	289	311
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[8]	60	60
The Income Fund of America — Page 19 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[8]	$1,881	$1,952
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[8]	6,831	7,092
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[8]	1,627	1,765
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[8]	3,244	3,551
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[8]	36	37
Corporate Risk Holdings LLC 9.50% 2019[2,3]	45,000	37,800
Corporate Risk Holdings LLC 13.50% 2020[1,2,3,6]	13,313	12,113
DAE Aviation Holdings, Inc. 10.00% 2023[3]	39,390	38,799
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[8]	4,413	5,019
ERAC USA Finance Co. 5.25% 2020[3]	5,000	5,568
Euramax International, Inc. 12.00% 2020[3]	26,500	24,248
European Aeronautic Defence and Space Company 2.70% 2023[3]	3,000	3,076
Gardner Denver, Inc. 6.875% 2021[3]	9,425	8,106
Gardner Denver, Inc., Term Loan B, 4.25% 2020[7,8,9]	30,726	28,796
Gates Global LLC 6.00% 2022[3]	29,825	26,097
Gates Global LLC, Term Loan B, 4.25% 2021[7,8,9]	4,993	4,799
General Electric Capital Corp. 2.95% 2016	4,650	4,652
General Electric Capital Corp. 2.342% 2020[3]	13,195	13,516
General Electric Capital Corp., Series A, 6.00% 2019	2,577	2,962
General Electric Co. 2.70% 2022	7,750	8,008
General Electric Co. 4.125% 2042	11,000	11,765
General Electric Co. 5.00% (undated)	197,849	205,763
Hardwoods Acquisition Inc 7.50% 2021[3]	16,935	13,463
Hawker Beechcraft Acquisition Co., LLC, Goldman Sachs Group, Inc. LOC, 0.102% 2016[1,7,8,9,10]	523	—
HD Supply, Inc. 7.50% 2020	8,475	9,015
HD Supply, Inc. 5.25% 2021[3]	15,850	16,702
HDTFS Inc. 6.75% 2019	12,500	12,716
HDTFS Inc. 5.875% 2020	13,325	13,625
KLX Inc. 5.875% 2022[3]	21,505	21,747
LMI Aerospace Inc. 7.375% 2019	15,600	15,132
Lockheed Martin Corp. 1.85% 2018	2,535	2,572
Lockheed Martin Corp. 2.50% 2020	6,250	6,433
Lockheed Martin Corp. 3.10% 2023	695	729
Lockheed Martin Corp. 3.55% 2026	3,480	3,735
Lockheed Martin Corp. 4.50% 2036	560	623
Lockheed Martin Corp. 4.70% 2046	3,060	3,531
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[3]	29,500	24,411
Navios Maritime Holdings Inc. 7.375% 2022[3]	25,840	10,530
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	10,510	3,626
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	11,250	11,602
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[3]	13,000	13,601
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[3]	9,950	10,186
Nortek Inc. 8.50% 2021	35,772	37,382
Ply Gem Industries, Inc. 6.50% 2022	22,650	22,565
Ply Gem Industries, Inc. 6.50% 2022	13,400	13,166
Prime Security Services Borrower, LLC 9.25% 2023[3]	11,775	12,275
PrimeSource Building Products Inc 9.00% 2023[3]	1,645	1,472
R.R. Donnelley & Sons Co. 6.50% 2023[2]	19,880	18,687
R.R. Donnelley & Sons Co. 7.00% 2022[2]	17,500	17,194
R.R. Donnelley & Sons Co. 7.25% 2018[2]	2,000	2,128
R.R. Donnelley & Sons Co. 7.625% 2020[2]	8,750	9,078
R.R. Donnelley & Sons Co. 7.875% 2021[2]	13,445	13,983
R.R. Donnelley & Sons Co. 8.25% 2019[2]	2,475	2,639
Siemens AG 4.40% 2045[3]	2,000	2,236
The Income Fund of America — Page 20 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	$59,515	$49,249
TRAC Intermodal 11.00% 2019	8,475	9,185
TransDigm Inc. 5.50% 2020	27,125	27,668
TransDigm Inc. 6.00% 2022	5,000	5,086
TransDigm Inc. 6.50% 2024	49,700	50,321
TransDigm Inc. 6.50% 2025	16,650	16,796
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[3,8]	3,539	3,671
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[8]	5,809	6,092
United Rentals, Inc. 5.50% 2025	7,450	7,437
United Rentals, Inc. 5.875% 2026	7,400	7,400
Virgin Australia Holdings Ltd. 8.50% 2019[3]	41,650	41,390
Watco Companies 6.375% 2023[3]	10,670	10,670
		1,215,292
Materials 0.87%
Aleris International, Inc. 9.50% 2021[3]	8,175	8,563
ArcelorMittal 6.50% 2021	13,327	13,693
ArcelorMittal 7.25% 2022	25,110	26,538
ArcelorMittal 6.125% 2025	3,825	3,758
ArcelorMittal 7.75% 2041	46,355	43,110
Ashland Inc. 4.75% 2022	3,990	4,028
Ball Corp. 4.375% 2020	15,225	15,863
BHP Billiton Finance Ltd. 6.75% 2075[3]	5,000	5,193
Chemours Co. 6.625% 2023[3]	35,285	31,051
Chemours Co. 7.00% 2025[3]	28,915	25,228
Cliffs Natural Resources Inc. 4.875% 2021	4,945	2,003
Cliffs Natural Resources Inc. 8.25% 2020[3]	2,525	2,386
CRH America, Inc. 3.875% 2025[3]	2,000	2,098
CRH America, Inc. 5.125% 2045[3]	2,000	2,089
Dow Chemical Co. 5.25% 2041	4,000	4,392
Eastman Chemical Co. 2.70% 2020	12,000	12,271
Ecolab Inc. 3.00% 2016	7,455	7,545
First Quantum Minerals Ltd. 6.75% 2020[3]	75,688	63,389
First Quantum Minerals Ltd. 7.00% 2021[3]	78,287	63,804
First Quantum Minerals Ltd. 7.25% 2022[3]	14,125	11,371
FMG Resources 4.25% 2019[7,8,9]	4,250	4,022
FMG Resources 9.75% 2022[3]	82,540	87,286
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	20,390	17,128
Georgia Gulf Corp. 4.625% 2021	24,475	24,444
Georgia-Pacific Corp. 2.539% 2019[3]	12,000	12,215
Glencore Xstrata LLC 4.625% 2024[3]	7,000	6,382
Holcim Ltd. 6.00% 2019[3]	1,607	1,789
Holcim Ltd. 5.15% 2023[3]	12,595	13,549
Huntsman International LLC 4.875% 2020	13,560	13,729
International Paper Co. 7.30% 2039	5,615	7,128
JMC Steel Group Inc. 8.25% 2018[3]	76,323	73,652
LSB Industries, Inc. 7.75% 2019	9,800	9,457
Monsanto Co. 4.40% 2044	13,090	12,642
Owens-Illinois, Inc. 5.00% 2022[3]	3,360	3,473
Owens-Illinois, Inc. 5.875% 2023[3]	12,780	13,770
Owens-Illinois, Inc. 5.375% 2025[3]	2,515	2,584
Owens-Illinois, Inc. 6.375% 2025[3]	5,225	5,640
Paperworks Industries Inc. 9.50% 2019[3]	2,458	2,261
Platform Specialty Products Corp. 10.375% 2021[3]	21,926	21,926
The Income Fund of America — Page 21 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Platform Specialty Products Corp. 6.50% 2022[3]	$1,010	$894
Praxair, Inc. 2.25% 2020	7,130	7,277
Rayonier Advanced Materials Inc. 5.50% 2024[3]	24,907	21,171
Reynolds Group Inc. 5.75% 2020	56,860	59,205
Reynolds Group Inc. 6.875% 2021	5,000	5,195
Ryerson Inc. 9.00% 2017	27,771	25,723
Ryerson Inc. 11.25% 2018	23,183	16,924
Smurfit Capital Funding PLC 7.50% 2025	2,425	2,886
Summit Materials, Inc. 6.125% 2023	9,325	9,442
Tembec Industries Inc. 9.00% 2019[3]	7,520	5,452
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[3]	5,060	5,364
Walter Energy, Inc. 9.50% 2019[3,10]	35,950	4,494
		845,477
Utilities 0.76%
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[3]	2,000	2,116
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	2,000	1,960
AES Corp. 8.00% 2020	14,275	16,559
AES Corp. 7.375% 2021	26,500	30,541
AES Corp. 4.875% 2023	2,000	1,980
AES Corp. 5.50% 2024	8,500	8,649
AES Corp. 5.50% 2025	20,225	20,377
Ameren Corp. 3.65% 2026	2,704	2,778
American Electric Power Co. 2.95% 2022	12,065	12,402
Berkshire Hathaway Energy Co. 2.40% 2020	7,749	7,930
Calpine Corp. 6.00% 2022[3]	3,275	3,476
Calpine Corp. 5.375% 2023	21,010	21,299
Calpine Corp. 7.875% 2023[3]	5,712	6,126
Calpine Corp. 5.50% 2024	2,640	2,653
CenterPoint Energy Resources Corp. 4.50% 2021	13,130	13,995
CMS Energy Corp. 8.75% 2019	6,000	7,257
CMS Energy Corp. 6.25% 2020	18,480	21,164
CMS Energy Corp. 5.05% 2022	1,322	1,493
CMS Energy Corp. 3.875% 2024	7,500	8,042
CMS Energy Corp. 3.60% 2025	3,000	3,149
CMS Energy Corp. 4.70% 2043	2,500	2,711
Colbun SA 6.00% 2020[3]	2,000	2,218
Colbun SA 4.50% 2024[3]	1,500	1,561
Comision Federal de Electricidad 4.875% 2024[3]	2,000	2,090
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	13,400	15,508
Consumers Energy Co. 5.65% 2020	613	696
Consumers Energy Co. 3.375% 2023	360	381
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	2,520	2,614
Dominion Gas Holdings LLC 2.50% 2019	4,865	4,939
Dominion Resources, Inc. 4.104% 2021	7,209	7,360
Duke Energy Indiana, Inc. 4.90% 2043	14,785	17,099
Duke Energy Progress Inc. 4.15% 2044	3,935	4,272
Dynegy Finance Inc. 6.75% 2019	6,795	6,914
Dynegy Finance Inc. 7.375% 2022	25,960	25,765
Dynegy Finance Inc. 7.625% 2024	30,165	29,637
E.ON International Finance BV 5.80% 2018[3]	15,000	16,106
EDP Finance BV 4.125% 2020[3]	6,000	6,155
EDP Finance BV 5.25% 2021[3]	22,500	23,754
Electricité de France SA 1.15% 2017[3]	2,000	2,001
The Income Fund of America — Page 22 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Electricité de France SA 3.625% 2025[3]	$780	$808
Electricité de France SA 6.95% 2039[3]	8,000	10,612
Electricité de France SA 4.875% 2044[3]	3,850	4,097
Electricité de France SA 5.25% (undated)[3]	29,005	28,067
Empresa Nacional de Electricidad SA 4.25% 2024	900	946
Enel Finance International SA 6.00% 2039[3]	3,000	3,641
Enel Società per Azioni 8.75% 2073[3]	12,000	13,905
Entergy Corp. 4.70% 2017	8,000	8,132
Eversource Energy 2.80% 2023	3,000	3,018
Exelon Corp. 2.85% 2020	215	220
Exelon Corp. 2.45% 2021	1,680	1,698
Exelon Corp. 3.40% 2026	9,790	9,998
FirstEnergy Corp., Series B, 4.25% 2023	31,465	32,953
Iberdrola Finance Ireland 5.00% 2019[3]	1,060	1,168
Israel Electric Corp. Ltd. 8.10% 2096[3]	4,905	5,690
MidAmerican Energy Co. 5.95% 2017	10,625	11,204
MidAmerican Energy Co. 2.40% 2019	9,000	9,280
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	10,816
Mississippi Power Co. 4.25% 2042	1,853	1,542
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	4,867	5,614
Niagara Mohawk Power Corp. 3.508% 2024[3]	4,150	4,404
Niagara Mohawk Power Corp. 4.278% 2034[3]	3,000	3,155
Northeast Utilities 3.15% 2025	5,000	5,037
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	5	7
Northern States Power Co. 4.125% 2044	11,000	11,985
NRG Energy, Inc. 6.25% 2022	13,240	13,046
NV Energy, Inc 6.25% 2020	18,544	21,809
Ohio Power Co., Series G, 6.60% 2033	2,090	2,610
Ohio Power Co., Series H, 6.60% 2033	353	450
Pacific Gas and Electric Co. 3.25% 2021	2,000	2,109
Pacific Gas and Electric Co. 3.25% 2023	2,695	2,832
Pacific Gas and Electric Co. 3.85% 2023	10,825	11,777
Pacific Gas and Electric Co. 3.40% 2024	8,533	9,030
Pacific Gas and Electric Co. 3.75% 2024	862	935
Pacific Gas and Electric Co. 3.75% 2042	357	358
Pacific Gas and Electric Co. 4.30% 2045	1,900	2,094
Pacific Gas and Electric Co. 4.25% 2046	3,000	3,305
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	6,032
Progress Energy, Inc. 7.05% 2019	250	284
Progress Energy, Inc. 4.40% 2021	1,500	1,615
Progress Energy, Inc. 7.00% 2031	5,000	6,602
Progress Energy, Inc. 7.75% 2031	3,000	4,166
Public Service Co. of Colorado 5.125% 2019	1,490	1,647
Puget Energy Inc. 3.65% 2025	884	896
Puget Sound Energy, Inc., First Lien, 6.50% 2020	6,317	7,341
Puget Sound Energy, Inc., First Lien, 6.00% 2021	3,945	4,518
Puget Sound Energy, Inc., First Lien, 5.625% 2022	7,652	8,588
Sierra Pacific Power Co. 2.60% 2026[3]	8,750	8,740
Southern California Edison Co. 1.845% 2022[8]	7,136	7,042
Tampa Electric Co. 2.60% 2022	2,925	2,984
Tampa Electric Co. 4.35% 2044	8,330	8,846
Teco Finance, Inc. 5.15% 2020	6,536	7,100
TerraForm Global, Inc. 9.75% 2022[3]	565	504
TXU, Term Loan, 3.737% 2024[7,8,9,10]	3,000	1,031
The Income Fund of America — Page 23 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
TXU, Term Loan, 4.65% 2017[7,8,9,10]	$26,204	$9,057
Veolia Environnement 6.75% 2038	500	646
Virginia Electric and Power Co. 3.45% 2024	560	597
Virginia Electric and Power Co. 3.10% 2025	2,625	2,741
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	4,791
Xcel Energy Inc. 2.40% 2021	2,414	2,454
Xcel Energy Inc. 3.30% 2025	5,000	5,187
Xcel Energy Inc. 6.50% 2036	7,643	9,864
Xcel Energy Inc. 4.80% 2041	209	232
		737,584
Consumer staples 0.47%
Altria Group, Inc. 9.25% 2019	18,542	23,055
Altria Group, Inc. 2.625% 2020	10,420	10,809
Altria Group, Inc. 4.00% 2024	1,500	1,662
Altria Group, Inc. 9.95% 2038	23,500	42,573
Altria Group, Inc. 4.25% 2042	20,000	21,137
Altria Group, Inc. 4.50% 2043	4,000	4,400
Altria Group, Inc. 5.375% 2044	2,595	3,228
Anheuser-Busch InBev NV 7.75% 2019	25,000	29,122
Anheuser-Busch InBev NV 2.65% 2021	2,875	2,956
Anheuser-Busch InBev NV 3.65% 2026	16,035	16,943
Anheuser-Busch InBev NV 4.90% 2046	3,315	3,755
British American Tobacco International Finance PLC 9.50% 2018[3]	8,705	10,375
British American Tobacco International Finance PLC 3.95% 2025[3]	8,000	8,773
Coca-Cola Co. 1.80% 2016	10,000	10,041
Constellation Brands, Inc. 7.25% 2017	15,400	16,266
Constellation Brands, Inc. 3.875% 2019	6,000	6,338
Constellation Brands, Inc. 6.00% 2022	2,825	3,228
Constellation Brands, Inc. 4.25% 2023	6,000	6,300
H.J Heinz Co. 4.875% 2025[3]	11,214	12,414
Imperial Tobacco Finance PLC 3.50% 2023[3]	10,000	10,359
Kimberly-Clark Corp. 7.50% 2018	9,000	10,394
Kraft Foods Inc. 5.00% 2042	30,000	33,631
Kroger Co. 2.60% 2021	1,165	1,200
Kroger Co. 3.50% 2026	585	616
Pernod Ricard SA 2.95% 2017[3]	20,000	20,218
Pernod Ricard SA 4.45% 2022[3]	9,500	10,323
Philip Morris International Inc. 1.875% 2021	1,830	1,838
Philip Morris International Inc. 3.60% 2023	7,245	7,872
Philip Morris International Inc. 2.75% 2026	1,505	1,524
Philip Morris International Inc. 4.25% 2044	2,000	2,138
Reynolds American Inc. 2.30% 2018	1,990	2,030
Reynolds American Inc. 3.25% 2020	5,510	5,785
Reynolds American Inc. 3.25% 2022	6,150	6,368
Reynolds American Inc. 4.00% 2022	890	969
Reynolds American Inc. 4.45% 2025	22,110	24,596
Reynolds American Inc. 5.70% 2035	3,760	4,500
Reynolds American Inc. 6.15% 2043	1,820	2,303
Reynolds American Inc. 5.85% 2045	10,200	12,601
SABMiller Holdings Inc. 4.95% 2042[3]	7,000	7,939
The JM Smucker Co. 3.00% 2022	2,850	2,953
Walgreens Boots Alliance, Inc. 3.30% 2021	13,000	13,507
Wal-Mart Stores, Inc. 3.30% 2024	10,755	11,656
The Income Fund of America — Page 24 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
WM. Wrigley Jr. Co 2.40% 2018[3]	$1,200	$1,223
WM. Wrigley Jr. Co 2.90% 2019[3]	1,200	1,241
WM. Wrigley Jr. Co 3.375% 2020[3]	22,500	23,662
		454,821
Information technology 0.46%
Apple Inc. 2.25% 2021	10,250	10,484
Compucom Systems Inc., 7.00% 2021[3]	3,425	1,944
First Data Corp. 6.75% 2020[3]	12,350	12,991
First Data Corp. 5.375% 2023[3]	11,400	11,828
First Data Corp. 7.00% 2023[3]	119,800	123,544
First Data Corp. 5.00% 2024[3]	10,700	10,847
First Data Corp. 5.75% 2024[3]	7,650	7,793
Freescale Semiconductor, Inc. 5.00% 2021[3]	50,300	52,243
Freescale Semiconductor, Inc. 6.00% 2022[3]	15,000	15,937
Harris Corp. 2.70% 2020	1,315	1,320
Harris Corp. 3.832% 2025	740	772
Harris Corp. 4.854% 2035	2,775	2,976
Harris Corp. 5.054% 2045	5,735	6,224
Infor Inc. 5.75% 2020[3]	7,275	7,693
Jabil Circuit, Inc. 8.25% 2018	20,925	22,834
Jabil Circuit, Inc. 5.625% 2020	10,650	11,302
KLA-Tencor Corp. 4.65% 2024	5,000	5,220
Micron Technology, Inc. 7.50% 2023[3]	3,325	3,450
Microsoft Corp. 2.65% 2022	6,000	6,242
Microsoft Corp. 4.20% 2035	6,000	6,550
NXP BV and NXP Funding LLC 4.125% 2020[3]	21,000	21,630
Oracle Corp. 2.50% 2022	19,000	19,417
Qorvo, Inc. 7.00% 2025[3]	15,800	16,274
Serena Software, Inc., Term Loan B, 7.50% 2020[7,8,9]	31,130	31,137
Visa Inc. 3.15% 2025	8,000	8,408
Western Digital Corp. 7.375% 2023[3]	20,500	20,705
Western Digital Corp. 10.50% 2024[3]	3,500	3,413
Western Digital Corp., Term Loan B, 6.25% 2023[7,8,9]	5,000	4,928
		448,106
Total corporate bonds & notes		13,643,377
U.S. Treasury bonds & notes 5.85% U.S. Treasury 5.41%
U.S. Treasury 1.50% 2016[11]	20,500	20,543
U.S. Treasury 1.75% 2016	85,000	85,096
U.S. Treasury 0.50% 2017	10,000	9,999
U.S. Treasury 0.875% 2017	40,000	40,112
U.S. Treasury 1.00% 2017[11]	10,000	10,044
U.S. Treasury 0.625% 2018	120,000	119,634
U.S. Treasury 0.75% 2018[11]	170,000	169,978
U.S. Treasury 1.125% 2018	16,000	16,111
U.S. Treasury 1.25% 2018	86,000	86,848
U.S. Treasury 1.00% 2019	25,000	25,063
U.S. Treasury 1.75% 2019	41,000	42,001
U.S. Treasury 3.625% 2019	90,000	97,700
U.S. Treasury 1.25% 2020	180,000	181,026
U.S. Treasury 1.375% 2020	85,000	85,518
The Income Fund of America — Page 25 of 38

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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2020	$43,000	$43,401
U.S. Treasury 1.375% 2020	40,000	40,255
U.S. Treasury 1.50% 2020	83,300	84,390
U.S. Treasury 1.625% 2020	152,850	155,531
U.S. Treasury 1.625% 2020	88,250	89,811
U.S. Treasury 1.75% 2020	33,060	33,794
U.S. Treasury 1.125% 2021	25,948	25,785
U.S. Treasury 1.25% 2021	36,645	36,595
U.S. Treasury 1.375% 2021	144,000	144,708
U.S. Treasury 1.375% 2021	10,439	10,489
U.S. Treasury 1.75% 2022	159,235	161,294
U.S. Treasury 2.00% 2022	104,000	106,843
U.S. Treasury 6.25% 2023	69,000	91,199
U.S. Treasury 2.25% 2024	61,775	64,264
U.S. Treasury 2.00% 2025	602,188	612,768
U.S. Treasury 2.25% 2025	41,500	43,099
U.S. Treasury 1.625% 2026	177,608	174,569
U.S. Treasury 5.50% 2028	52,000	71,975
U.S. Treasury 4.50% 2036	36,185	49,252
U.S. Treasury 4.625% 2040	15,150	20,974
U.S. Treasury 4.375% 2041	20,800	27,895
U.S. Treasury 4.75% 2041	30,900	43,614
U.S. Treasury 2.75% 2042	16,275	16,671
U.S. Treasury 2.75% 2042	10,900	11,189
U.S. Treasury 3.125% 2043	33,675	37,036
U.S. Treasury 3.00% 2044	161,350	172,754
U.S. Treasury 3.125% 2044	131,950	144,787
U.S. Treasury 3.375% 2044	148,415	170,627
U.S. Treasury 2.50% 2045	49,975	48,301
U.S. Treasury 2.875% 2045	929,150	969,875
U.S. Treasury 3.00% 2045	287,964	308,254
U.S. Treasury 3.00% 2045	51,200	54,795
U.S. Treasury 2.50% 2046	199,150	192,478
		5,248,945
U.S. Treasury inflation-protected securities 0.44%
U.S. Treasury Inflation-Protected Security 0.625% 2024[12]	60,970	63,782
U.S. Treasury Inflation-Protected Security 0.375% 2025[12]	88,165	90,564
U.S. Treasury Inflation-Protected Security 0.625% 2026[12]	45,862	48,167
U.S. Treasury Inflation-Protected Security 0.75% 2042[12]	47,845	46,748
U.S. Treasury Inflation-Protected Security 1.375% 2044[12]	100,032	112,644
U.S. Treasury Inflation-Protected Security 0.75% 2045[12]	8,408	8,192
U.S. Treasury Inflation-Protected Security 1.00% 2046[12]	60,881	63,871
		433,968
Total U.S. Treasury bonds & notes		5,682,913
Mortgage-backed obligations 1.84%
Aventura Mall Trust, Series A, 3.743% 2032[3,7,8]	4,900	5,269
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.716% 2049[7,8]	3,930	4,021
Bank of America Merrill Lynch Large Loan Inc., Series 2015-200P, Class A, 3.218% 2033[3,8]	5,575	5,798
Bellemeade Re Ltd., Series 2015-1-A, Class M-1, 2.933% 2025[1,3,7,8]	5,837	5,765
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[8]	5,514	5,542
COMM Mortgage Trust, Series 2014-277P, Class A, 3.732% 2049[3,7,8]	6,500	6,980
The Income Fund of America — Page 26 of 38

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities, Series 2015-C01, Class 1-M-1, 1.939% 2025[7,8]	$1,928	$1,932
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,8]	10,675	11,085
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035[8]	5,250	4,804
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 2.985% 2047[7,8]	3,678	3,037
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034[8]	1,144	1,168
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-M, 5.343% 2039[8]	8,000	8,088
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[7,8]	9,586	9,899
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[7,8]	10,000	10,217
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[3,8]	2,208	2,209
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,8]	150	151
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.289% 2031[3,7,8]	5,114	5,055
Fannie Mae 5.50% 2018[8]	16	16
Fannie Mae 6.00% 2021[8]	123	133
Fannie Mae 4.50% 2024[8]	1,678	1,804
Fannie Mae 5.50% 2024[8]	158	173
Fannie Mae 4.50% 2025[8]	1,563	1,675
Fannie Mae 4.50% 2025[8]	973	1,043
Fannie Mae 4.50% 2025[8]	886	953
Fannie Mae 4.50% 2025[8]	850	913
Fannie Mae 6.00% 2026[8]	2,770	3,152
Fannie Mae 7.00% 2026[8]	491	571
Fannie Mae 2.50% 2027[8]	1,242	1,286
Fannie Mae 2.50% 2027[8]	972	1,004
Fannie Mae 2.50% 2027[8]	942	973
Fannie Mae 2.50% 2027[8]	732	756
Fannie Mae 2.50% 2027[8]	522	540
Fannie Mae 2.50% 2027[8]	441	456
Fannie Mae 2.50% 2027[8]	427	441
Fannie Mae 2.50% 2028[8]	32,809	33,901
Fannie Mae 2.50% 2028[8]	11,198	11,570
Fannie Mae 2.50% 2028[8]	1,591	1,643
Fannie Mae 2.50% 2028[8]	1,427	1,474
Fannie Mae 2.50% 2028[8]	1,373	1,415
Fannie Mae 2.50% 2028[8]	1,204	1,243
Fannie Mae 2.50% 2028[8]	1,185	1,223
Fannie Mae 2.50% 2028[8]	1,050	1,085
Fannie Mae 2.50% 2028[8]	1,049	1,083
Fannie Mae 2.50% 2028[8]	767	792
Fannie Mae 2.50% 2028[8]	752	777
Fannie Mae 2.50% 2028[8]	742	766
Fannie Mae 2.50% 2028[8]	566	584
Fannie Mae 2.50% 2028[8]	483	499
Fannie Mae 2.50% 2028[8]	463	478
Fannie Mae 2.50% 2028[8]	440	454
Fannie Mae 2.50% 2028[8]	426	439
Fannie Mae 2.50% 2028[8]	404	418
Fannie Mae 2.50% 2028[8]	405	417
Fannie Mae 2.50% 2028[8]	395	408
Fannie Mae 2.50% 2028[8]	394	407
Fannie Mae 2.50% 2028[8]	387	399
Fannie Mae 2.50% 2028[8]	375	388
Fannie Mae 2.50% 2028[8]	268	276
Fannie Mae 2.50% 2028[8]	91	94
Fannie Mae 2.50% 2028[8]	47	48
The Income Fund of America — Page 27 of 38

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 6.00% 2028[8]	$2,910	$3,333
Fannie Mae 7.00% 2028[8]	1,068	1,254
Fannie Mae 7.00% 2028[8]	241	283
Fannie Mae 5.50% 2033[8]	432	488
Fannie Mae 3.00% 2035[8]	3,585	3,724
Fannie Mae 3.50% 2035[8]	3,227	3,406
Fannie Mae 5.50% 2035[8]	407	460
Fannie Mae 5.50% 2036[8]	2,726	3,087
Fannie Mae 6.00% 2036[8]	1,148	1,311
Fannie Mae 6.00% 2036[8]	782	893
Fannie Mae 6.00% 2036[8]	323	368
Fannie Mae 6.00% 2037[8]	12,225	14,008
Fannie Mae 6.00% 2037[8]	1,984	2,280
Fannie Mae 6.00% 2037[8]	1,479	1,695
Fannie Mae 6.00% 2037[8]	109	124
Fannie Mae 6.50% 2037[8]	759	884
Fannie Mae 6.50% 2037[8]	604	699
Fannie Mae 6.50% 2037[8]	492	547
Fannie Mae 6.50% 2037[8]	114	133
Fannie Mae 7.00% 2037[8]	529	590
Fannie Mae 7.00% 2037[8]	138	154
Fannie Mae 7.50% 2037[8]	282	320
Fannie Mae 7.50% 2037[8]	112	122
Fannie Mae 7.50% 2037[8]	86	93
Fannie Mae 5.50% 2038[8]	598	672
Fannie Mae 6.00% 2038[8]	2,782	3,179
Fannie Mae 6.00% 2038[8]	1,702	1,943
Fannie Mae 6.00% 2038[8]	1,383	1,580
Fannie Mae 4.50% 2039[8]	22,062	24,261
Fannie Mae 6.00% 2039[8]	1,693	1,928
Fannie Mae 6.50% 2039[8]	539	624
Fannie Mae 4.00% 2040[8]	11,226	12,084
Fannie Mae 4.00% 2040[8]	6,713	7,196
Fannie Mae 4.00% 2040[8]	439	474
Fannie Mae 4.50% 2040[8]	73	80
Fannie Mae 4.50% 2040[8]	44	48
Fannie Mae 5.00% 2040[8]	7,539	8,390
Fannie Mae 4.00% 2041[8]	9,453	10,209
Fannie Mae 4.00% 2041[8]	7,235	7,815
Fannie Mae 4.00% 2041[8]	729	788
Fannie Mae 4.00% 2041[8]	451	487
Fannie Mae 4.00% 2041[8]	345	373
Fannie Mae 4.00% 2041[8]	232	252
Fannie Mae 4.50% 2041[8]	223	243
Fannie Mae 5.00% 2041[8]	430	478
Fannie Mae 5.00% 2041[8]	416	463
Fannie Mae 5.00% 2041[8]	346	385
Fannie Mae 5.00% 2041[8]	288	321
Fannie Mae 3.50% 2042[8]	17,326	18,195
Fannie Mae 4.00% 2042[8]	8,352	9,022
Fannie Mae 4.00% 2042[8]	3,511	3,796
Fannie Mae 4.00% 2042[8]	1,196	1,293
Fannie Mae 4.00% 2043[8]	9,360	10,170
Fannie Mae 4.00% 2043[8]	8,720	9,474
Fannie Mae 4.00% 2043[8]	3,480	3,787
The Income Fund of America — Page 28 of 38

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2043[8]	$3,443	$3,741
Fannie Mae 4.00% 2043[8]	3,192	3,468
Fannie Mae 4.00% 2043[8]	3,141	3,415
Fannie Mae 4.00% 2043[8]	2,756	2,997
Fannie Mae 4.00% 2043[8]	2,294	2,479
Fannie Mae 4.00% 2045[8]	76,849	82,284
Fannie Mae 4.00% 2045[8]	56,237	60,741
Fannie Mae 4.00% 2045[8]	9,194	9,931
Fannie Mae 3.00% 2046[8,13]	2,655	2,716
Fannie Mae 4.50% 2046[8,13]	137,070	149,122
Fannie Mae 6.50% 2047[8]	469	532
Fannie Mae 6.50% 2047[8]	332	376
Fannie Mae 6.50% 2047[8]	290	329
Fannie Mae 6.50% 2047[8]	184	208
Fannie Mae 6.50% 2047[8]	123	139
Fannie Mae 6.50% 2047[8]	79	89
Fannie Mae 7.00% 2047[8]	521	599
Fannie Mae 7.00% 2047[8]	288	331
Fannie Mae 7.00% 2047[8]	192	221
Fannie Mae 7.00% 2047[8]	101	116
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[7,8]	4,285	4,365
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[8]	12,231	12,607
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[8]	7,000	7,303
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[7,8]	8,367	8,913
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[7,8]	10,100	10,955
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[7,8]	7,990	8,438
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[7,8]	10,000	10,854
Fannie Mae, Series 2001-4, Class GA, 9.365% 2025[7,8]	66	74
Fannie Mae, Series 2001-4, Class NA, 9.719% 2025[7,8]	1	1
Fannie Mae, Series 2001-20, Class E, 9.583% 2031[7,8]	71	77
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[8]	4,320	4,854
Fannie Mae, Series 2007-24, Class P, 6.00% 2037[8]	2,427	2,703
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[8]	375	433
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[8]	345	404
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[8]	228	268
Fannie Mae, Series 2002-W1, Class 2A, 6.267% 2042[7,8]	607	714
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027[8]	7	7
Freddie Mac 5.00% 2023[8]	1,879	2,029
Freddie Mac 5.00% 2023[8]	1,797	1,940
Freddie Mac 5.00% 2023[8]	1,764	1,904
Freddie Mac 5.00% 2023[8]	635	690
Freddie Mac 3.50% 2034[8]	32,278	34,017
Freddie Mac 3.00% 2035[8]	14,226	14,782
Freddie Mac 3.50% 2035[8]	32,554	34,313
Freddie Mac 3.50% 2035[8]	29,556	31,155
Freddie Mac 3.50% 2035[8]	3,871	4,081
Freddie Mac 4.50% 2035[8]	12,785	13,955
Freddie Mac 5.50% 2037[8]	500	557
Freddie Mac 5.50% 2038[8]	1,544	1,737
Freddie Mac 6.50% 2038[8]	1,735	2,011
Freddie Mac 4.50% 2039[8]	1,161	1,267
Freddie Mac 5.00% 2039[8]	2,899	3,209
Freddie Mac 5.00% 2039[8]	2,038	2,272
Freddie Mac 5.00% 2039[8]	1,174	1,294
Freddie Mac 5.50% 2039[8]	753	843
The Income Fund of America — Page 29 of 38

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.50% 2040[8]	$27,888	$30,519
Freddie Mac 4.00% 2041[8]	2,016	2,164
Freddie Mac 4.50% 2041[8]	2,742	2,996
Freddie Mac 4.50% 2041[8]	1,963	2,142
Freddie Mac 4.50% 2041[8]	1,891	2,067
Freddie Mac 5.00% 2041[8]	190	211
Freddie Mac 4.50% 2042[8]	4,409	4,819
Freddie Mac 4.50% 2042[8]	2,656	2,900
Freddie Mac 4.00% 2043[8]	6,179	6,675
Freddie Mac 4.00% 2043[8]	6,109	6,606
Freddie Mac 4.00% 2043[8]	4,868	5,286
Freddie Mac 4.00% 2043[8]	3,582	3,873
Freddie Mac 4.00% 2043[8]	3,055	3,328
Freddie Mac 4.00% 2043[8]	2,863	3,100
Freddie Mac 4.00% 2045[8]	34,818	37,600
Freddie Mac 3.50% 2046[8]	46,895	49,111
Freddie Mac 4.00% 2046[8,13]	14,000	14,929
Freddie Mac, Series 2890, Class KT, 4.50% 2019[8]	10,018	10,370
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[8]	8,000	8,185
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[8]	8,280	8,529
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[8]	7,000	7,309
Freddie Mac, Series 2289, Class NB, 9.00% 2022[7,8]	7	8
Freddie Mac, Series 2013-DN2, Class M-1, 1.883% 2023[7,8]	1,936	1,940
Freddie Mac, Series K036, Class A1, multifamily 2.777% 2023[8]	10,801	11,279
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[8]	9,800	10,481
Freddie Mac, Series K035, Class A2, multifamily 3.458% 2023[7,8]	3,000	3,270
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[7,8]	9,465	10,356
Freddie Mac, Series 2013-DN1, Class M-1, 3.839% 2023[7,8]	2,478	2,536
Freddie Mac, Series 2014-HQ2, Class M-1, 1.889% 2024[7,8]	3,744	3,758
Freddie Mac, Series 2014-HQ3, Class M-1, 2.089% 2024[7,8]	792	794
Freddie Mac, Series 2014-HQ2, Class M-2, 2.639% 2024[7,8]	5,815	5,779
Freddie Mac, Series 2014-DN4, Class M-2, 2.839% 2024[7,8]	4,935	4,985
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[8]	26,000	27,561
Freddie Mac, Series K041, Class A2, multifamily 3.171% 2024[8]	1,300	1,387
Freddie Mac, Series 2015-DN1, Class M-1, 1.689% 2025[7,8]	499	500
Freddie Mac, Series 2015-HQ2, Class M-2, 2.383% 2025[7,8]	3,600	3,516
Freddie Mac, Series 3257, Class PA, 5.50% 2036[8]	4,792	5,510
Freddie Mac, Series 3286, Class JN, 5.50% 2037[8]	3,954	4,447
Freddie Mac, Series 3318, Class JT, 5.50% 2037[8]	2,112	2,372
Government National Mortgage Assn. 10.00% 2021[8]	165	181
Government National Mortgage Assn. 10.00% 2025[8]	134	145
Government National Mortgage Assn. 4.50% 2041[8]	1,363	1,468
Government National Mortgage Assn. 4.00% 2045[8]	7,891	8,429
Government National Mortgage Assn. 4.50% 2045[8]	8,823	9,478
Government National Mortgage Assn. 3.50% 2046[8,13]	6,000	6,336
Government National Mortgage Assn. 4.00% 2046[8,13]	272,640	290,739
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.129% 2038[7,8]	432	432
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[8]	8,416	8,560
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[7,8]	7,879	8,102
GS Mortgage Securities Corp. II, Series 2015-GS-1, Class AAB, 3.553% 2048[8]	4,000	4,274
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019[8]	428	426
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[3,8]	6,555	6,588
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 3.098% 2036[7,8]	5,643	4,735
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.147% 2045[7,8]	1,988	1,988
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3,8]	311	312
The Income Fund of America — Page 30 of 38

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.889% 2049[7,8]	$14,999	$15,399
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.889% 2049[7,8]	13,341	13,769
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[8]	4,376	4,532
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-M, 6.207% 2051[7,8]	20,950	21,851
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[8]	17,000	16,960
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,8]	4,498	4,910
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[8]	9,050	9,244
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[8]	9,730	9,916
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[7,8]	18,000	18,285
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[7,8]	10,035	10,386
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.026% 2050[7,8]	3,460	3,555
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[8]	21,563	21,742
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.071% 2049[7,8]	11,222	11,638
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[3,8]	8,745	9,211
Morgan Stanley Capital I Trust, Series 2011-C3, Class A-2, 3.224% 2049[8]	3,138	3,146
National Australia Bank 1.25% 2018[3,8]	5,000	4,995
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 4.482% 2036[7,8]	3,490	2,779
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[8]	8,000	8,168
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[7,8]	19,050	19,544
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.889% 2049[7,8]	8,500	8,756
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 6.147% 2051[7,8]	8,500	8,784
		1,791,277
Asset-backed obligations 0.33%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,8]	10,500	10,534
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[3,8]	10,000	10,114
Aesop Funding LLC, Series 2015-2-A, Class A, 2.63% 2021[3,8]	5,680	5,688
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[8]	7,155	7,189
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40% 2021[8]	6,000	6,006
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[8]	6,130	6,116
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[8]	4,810	4,812
Avant Loans Funding Trust, Series 2016-A, Class A, 4.11% 2019[3,8]	6,102	6,102
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[3,8]	2,083	2,075
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[3,8]	2,912	2,911
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[8]	8,000	8,045
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[8]	6,600	6,602
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.859% 2026[3,7,8]	3,290	3,282
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.589% 2020[7,8]	14,000	14,224
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[8]	13,630	1,084
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[3,8]	349	350
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-4, AMBAC insured, 5.20% 2035[3,7,8]	1,145	1,183
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.573% 2037[7,8]	1,547	1,391
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.583% 2037[7,8]	2,740	2,510
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[3,8]	7,970	7,979
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,8]	8,900	8,884
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[3,8]	7,225	7,134
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[3,8]	10,000	9,966
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[3,8]	1,002	999
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[8]	4,000	3,999
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[3,8]	2,405	2,439
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,8]	6,300	6,342
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[3,8]	10,110	10,256
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[3,8]	16,000	16,118
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,8]	17,160	17,439
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A-1, 1.98% 2022[8]	7,780	7,808
The Income Fund of America — Page 31 of 38

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.836% 2028[3,7,8]	$1,584	$1,584
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3,8]	5,667	5,664
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3,8]	8,500	8,449
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[3,8]	6,290	6,296
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,8]	7,518	7,560
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[3,8]	2,210	2,207
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.639% 2037[7,8]	13,030	1,401
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2018[8]	6,802	6,805
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.599% 2037[7,8]	1,581	1,391
RAMP Trust, Series 2003-RZ4, Class A-7, 5.29% 2033[7,8]	159	165
Santander Drive Auto Receivables Trust, Series 2014-3, Class A3, 0.81% 2018[8]	974	974
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[8]	5,009	5,009
Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.19% 2018[8]	994	994
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[8]	3,942	3,949
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[8]	2,300	2,301
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 2019[8]	6,000	6,007
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[8]	5,000	5,036
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[8]	16,550	16,652
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[8]	5,340	5,354
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[8]	6,915	6,949
Social Professional Loan Program LLC, Series 2015-D, Class A-2, 2.72% 2036[3,8]	8,529	8,569
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[8]	9,000	8,928
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[8]	4,625	4,628
		316,453
Federal agency bonds & notes 0.08%
CoBank, ACB 1.234% 2022[3,7]	3,700	3,496
Fannie Mae 6.25% 2029	32,000	45,460
Fannie Mae 7.125% 2030	1,500	2,287
Federal Home Loan Bank 5.50% 2036	100	138
Freddie Mac 2.50% 2016	22,500	22,534
Private Export Funding Corp. 3.55% 2024	1,660	1,839
Tennessee Valley Authority, Series B, 3.50% 2042	500	501
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	700	829
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	1,000	1,055
		78,139
Bonds & notes of governments & government agencies outside the U.S. 0.07%
Hungarian Government 6.25% 2020	3,410	3,802
Slovenia (Republic of) 5.50% 2022	9,000	10,182
Spanish Government 4.00% 2018[3]	31,765	33,135
United Mexican States Government Global 3.60% 2025	6,000	6,113
United Mexican States Government Global 4.125% 2026	6,900	7,262
United Mexican States Government Global 5.55% 2045	3,500	3,951
		64,445
The Income Fund of America — Page 32 of 38

unaudited
Bonds, notes & other debt instruments Municipals 0.04%	Principal amount (000)	Value (000)
State of California, Various Purpose G.O. Bonds, 6.20% 2019	$24,675	$28,071
State of New Jersey, Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	6,000	6,202
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	8,500	8,368
		42,641
Total bonds, notes & other debt instruments (cost: $21,502,153,000)		21,619,245
Short-term securities 5.54%
Alphabet Inc. 0.41% due 5/3/2016[3]	50,000	49,998
Apple Inc. 0.42%–0.44% due 7/1/2016–7/12/2016[3]	143,800	143,678
Army and Air Force Exchange Service 0.35% due 5/2/2016[3]	9,100	9,100
Bank of New York Mellon Corp. 0.33% due 5/6/2016	32,600	32,598
CAFCO, LLC 0.57%–0.80% due 5/23/2016–8/22/2016	80,000	79,926
Caterpillar Financial Services Corp. 0.43%–0.50% due 5/19/2016–7/25/2016	146,800	146,664
Chariot Funding, LLC 1.00% due 1/17/2017[3]	25,000	24,808
Chevron Corp. 0.40%–0.52% due 5/2/2016–8/2/2016[3]	180,300	180,180
Ciesco LLC 0.50% due 5/2/2016	50,000	49,999
Coca-Cola Co. 0.40%–0.56% due 5/18/2016–8/9/2016[3]	179,100	178,947
Emerson Electric Co. 0.41%–0.42% due 5/24/2016–6/8/2016[3]	92,300	92,267
ExxonMobil Corp. 0.44% due 6/21/2016	5,100	5,097
Fannie Mae 0.37%–0.40% due 5/4/2016–7/19/2016	173,500	173,424
Federal Farm Credit Banks 0.30%–0.51% due 5/17/2016–12/13/2016	120,000	119,792
Federal Home Loan Bank 0.29%–0.63% due 5/4/2016–1/26/2017	2,701,509	2,700,226
Freddie Mac 0.44%–0.49% due 6/16/2016–8/19/2016	145,000	144,899
IBM Corp. 0.44% due 6/21/2016–6/23/2016[3]	182,700	182,577
John Deere Capital Corp. 0.41% due 5/10/2016[3]	60,000	59,993
National Rural Utilities Cooperative Finance Corp. 0.39% due 5/6/2016	25,000	24,998
Paccar Financial Corp. 0.38% due 5/6/2016	49,000	48,997
PepsiCo Inc. 0.35%–0.40% due 5/25/2016–6/8/2016[3]	119,800	119,747
Pfizer Inc 0.49%–0.54% due 5/16/2016–6/10/2016[3]	85,300	85,284
Private Export Funding Corp. 0.53% due 5/5/2016[3]	88,000	87,995
Qualcomm Inc. 0.43% due 5/19/2016[3]	28,600	28,594
Regents of the University of California 0.48% due 5/17/2016	21,800	21,795
U.S. Bank, N.A. 0.51% due 5/25/2016	28,000	28,005
U.S. Treasury Bills 0.44%–0.55% due 6/16/2016–9/1/2016	242,900	242,740
USAA Capital Corp. 0.39% due 5/5/2016	30,000	29,998
Wal-Mart Stores, Inc. 0.35% due 5/23/2016[3]	30,000	29,993
Walt Disney Co. 0.48% due 5/9/2016–5/16/2016[3]	150,000	149,977
Wells Fargo Bank, N.A. 0.47%–0.61% due 5/3/2016–5/23/2016	100,000	100,001
Total short-term securities (cost: $5,371,542,000)		5,372,297
Total investment securities 100.06% (cost: $82,718,649,000)		97,120,266
Other assets less liabilities (0.06)%		(58,159)
Net assets 100.00%		$97,062,107
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The Income Fund of America — Page 33 of 38

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $471,724,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 4/30/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	6/15/2016	HSBC Bank	$139,000	A$182,300	$669
Australian dollars	7/7/2016	JPMorgan Chase	$98,508	A$130,000	(47)
British pounds	5/6/2016	JPMorgan Chase	$203,759	£142,700	(4,751)
British pounds	6/14/2016	Barclays Bank PLC	$7,267	£5,100	(186)
British pounds	6/15/2016	Bank of America, N.A.	$68,258	£48,000	(1,887)
Euros	5/19/2016	UBS AG	$86,812	€76,900	(1,294)
Euros	5/23/2016	Citibank	$12,518	€11,046	(140)
Euros	6/15/2016	Bank of America, N.A.	$3,956	€3,500	(57)
					$(7,693)
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended April 30, 2016, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 4/30/2016 (000)
Digital Realty Trust, Inc.	7,115,000	3,360,000	2,840,000	7,635,000	$16,597	$671,727
Iron Mountain Inc.	13,644,780	80,000	—	13,724,780	19,756	501,366
Iron Mountain Inc. 6.00% 2020[3]	—	$31,925,000	—	$31,925,000	1,125	33,761
Iron Mountain Inc. 5.75% 2024	$4,325,000	—	—	$4,325,000	198	4,466
Iron Mountain Inc. 6.00% 2023	$950,000	—	—	$950,000	43	1,012
Hubbell Inc., Class B	3,430,000	—	—	3,430,000	6,243	362,757
R.R. Donnelley & Sons Co.	13,345,400	—	—	13,345,400	10,409	232,210
R.R. Donnelley & Sons Co. 6.50% 2023	$11,580,000	$8,300,000	—	$19,880,000	735	18,687
R.R. Donnelley & Sons Co. 7.00% 2022	$17,500,000	—	—	$17,500,000	909	17,194
R.R. Donnelley & Sons Co. 7.875% 2021	$3,050,000	$11,395,000	$1,000,000	$13,445,000	575	13,983
R.R. Donnelley & Sons Co. 7.625% 2020	—	$8,750,000	—	$8,750,000	303	9,078
R.R. Donnelley & Sons Co. 8.25% 2019	—	$2,475,000	—	$2,475,000	39	2,639
R.R. Donnelley & Sons Co. 7.25% 2018	$7,234,000	$2,000,000	$7,234,000	$2,000,000	421	2,128
Outfront Media Inc.	9,064,824	—	—	9,064,824	9,246	196,616
CBS Outdoor Americas Inc. 5.25% 2022	$25,000,000	$4,500,000	—	$29,500,000	1,143	30,496
CBS Outdoor Americas Inc. 5.625% 2024[14]	$7,650,000	$2,496,000	$6,750,000	$3,396,000	254	3,545
TalkTalk Telecom Group PLC[1]	58,313,942	107,949	—	58,421,891	4,708	228,031
Corporate Risk Holdings LLC 9.50% 2019[3]	$49,900,000	—	$4,900,000	$45,000,000	3,257	37,800
Corporate Risk Holdings I, Inc.[1,4]	—	2,205,215	—	2,205,215	—	21,545
Corporate Risk Holdings LLC 13.50% 2020[1,3,6]	—	$13,312,564	—	$13,312,564	1,165	12,113
Corporate Risk Holdings Corp.[1,4]	—	11,149	—	11,149	—	—
Redwood Trust, Inc.	5,079,717	365,000	—	5,444,717	4,471	70,564
CEVA Group PLC, Series A-1, 3.628% convertible preferred[1,5]	29,937	—	—	29,937	—	17,588
CEVA Group PLC[1,3,4]	35,228	—	—	35,228	—	14,091
CEVA Group PLC, Term Loan B, 6.50% 2021[7,8,9]	$6,995,197	—	$53,128	$6,942,069	355	6,097
CEVA Group PLC, Series A-2, 2.628% convertible preferred[1,5]	13,633	—	—	13,633	—	5,453
The Income Fund of America — Page 34 of 38

unaudited
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 4/30/2016 (000)
CEVA Group PLC, Term Loan, 6.50% 2021[7,8,9]	$5,071,518	—	$38,518	$5,033,000	$262	$4,421
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[7,8,9]	$4,870,074	—	—	$4,870,074	172	4,278
CEVA Group PLC 7.00% 2021[3]	$2,250,000	—	—	$2,250,000	118	2,070
CEVA Group PLC 9.00% 2021[3]	$1,050,000	—	—	$1,050,000	71	882
CEVA Group PLC, Term Loan, 6.50% 2021[7,8,9]	$874,400	—	$6,641	$867,759	45	762
Rotech Healthcare Inc., Term Loan, 13.00% 2020[1,6,7,8,9]	$20,743,820	$1,792,335	—	$22,536,155	2,023	21,671
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[1,7,8,9]	$11,888,250	—	$90,750	$11,797,500	496	11,611
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[1,7,8,9]	$9,200,000	—	—	$9,200,000	700	9,154
Rotech Healthcare Inc.[1,4]	543,172	—	—	543,172	—	1,553
NII Holdings, Inc., Class B4	7,992,669	—	13,400	7,979,269	—	42,131
Douglas Dynamics, Inc.	1,444,000	—	—	1,444,000	982	33,082
Baytex Energy Corp.[15]	12,060,956	299,802	12,360,758	—	932	—
Baytex Energy Corp. 5.125% 2021[3,15]	$10,050,000	—	—	$10,050,000	417	—
Baytex Energy Corp. 5.625% 2024[3,15]	$3,450,000	—	—	$3,450,000	151	—
Cliffs Natural Resources Inc. 4.875% 2021[15]	$4,945,000	—	—	$4,945,000	192	—
Cliffs Natural Resources Inc. 8.25% 2020[3,15]	$7,475,000	$5,350,000	$10,300,000	$2,525,000	529	—
Cliffs Natural Resources Inc., Series A, 7.00% convertible preferred 2016[15]	2,925,000	—	2,925,000	—	1,181	—
Diebold, Inc.[15]	3,925,000	297,000	2,897,000	1,325,000	3,556	—
					$93,779	$2,646,562
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $14,271,747,000, which represented 14.70% of the net assets of the fund. This amount includes $14,136,493,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,504,631,000, which represented 6.70% of the net assets of the fund.
[4]	Security did not produce income during the last 12 months.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Coupon rate may change periodically.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $428,075,000, which represented .44% of the net assets of the fund.
[10]	Scheduled interest and/or principal payment was not received.
[11]	A portion of this security was pledged as collateral. The total value of pledged collateral was $11,387,000, which represented .01% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]	Purchased on a TBA basis.
[14]	This security changed its name due to a corporate action during the reporting period.
[15]	Unaffiliated issuer at 4/30/2016.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.628% convertible preferred	5/2/2013	$29,938	$17,588.02%
CEVA Group PLC, Series A-2, 2.628% convertible preferred	5/2/2013	13,172	5,453.01
Total private placement securities		$ 43,110	$ 23,041.03%
The Income Fund of America — Page 35 of 38

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The Income Fund of America — Page 36 of 38

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Industrials	$7,661,249	$1,668,561	$2	$9,329,812
Financials	8,724,299	448,234	—	9,172,533
Consumer staples	7,566,208	1,044,793	—	8,611,001
Information technology	6,943,913	830,762	21,545	7,796,220
Health care	5,168,825	2,176,635	1,553	7,347,013
Consumer discretionary	5,038,034	776,812	20	5,814,866
Energy	3,326,549	1,257,480	—	4,584,029
Telecommunication services	2,201,764	2,005,591	—	4,207,355
Materials	3,052,615	606,103	3,638	3,662,356
Utilities	1,598,717	1,603,798	—	3,202,515
Miscellaneous	2,827,556	1,731,814	—	4,559,370
Preferred securities	461,597	—	—	461,597
Convertible stocks	601,463	23,041	—	624,504
Convertible bonds	—	755,553	—	755,553
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	13,588,828	54,549	13,643,377
U.S. Treasury bonds & notes	—	5,682,913	—	5,682,913
Mortgage-backed obligations	—	1,791,277	—	1,791,277
Asset-backed obligations	—	316,453	—	316,453
Federal agency bonds & notes	—	78,139	—	78,139
Bonds & notes of governments & government agencies outside the U.S.	—	64,445	—	64,445
Municipals	—	42,641	—	42,641
Short-term securities	—	5,372,297	—	5,372,297
Total	$55,172,789	$41,866,170	$81,307	$97,120,266

The Income Fund of America — Page 37 of 38

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$669	$—	$669
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(8,362)	—	(8,362)
Total	$—	$(7,693)	$—	$(7,693)
*	Securities with a value of $13,021,204,000, which represented 13.42% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$16,764,170
Gross unrealized depreciation on investment securities	(2,382,346)
Net unrealized appreciation on investment securities	14,381,824
Cost of investment securities	82,738,442

Key to abbreviations and symbols
A$ = Australian dollars
ADR = American Depositary Receipts
Auth. = Authority
£ = British pounds
CAD = Canadian dollars
Dev. = Development
Econ. = Economic
€ = Euros
Facs. = Facilities
FDR = Fiduciary Depositary Receipts
G.O. = General Obligation
HKD = Hong Kong dollars
LOC = Letter of credit
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-006-0616O-S49217	The Income Fund of America — Page 38 of 38

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: June 28, 2016

By /s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: June 28, 2016